[LOGO] FIRST AMERICAN FUNDS(TM)              2002
                                             SEMIANNUAL
                                             REPORT





                                 MONEY MARKET
                                        FUNDS





"Integrity and firmness is all I can promise; these, be the voyage long or short, never shall forsake me."

   _George Washington

FIRST AMERICAN FUNDS

WE BELIEVE INVESTMENT SUCCESS IS DEVELOPED OVER A LIFETIME. THE APPROACH MUST BE STRATEGIC AND GOAL-ORIENTED. THE PORTFOLIO MUST HAVE DEPTH AND BREADTH. AND THE INDIVIDUAL INVESTMENTS SHOULD DELIVER ABOVE MARKET PERFORMANCE OVER A SUSTAINED PERIOD OF TIME.

FIRST AMERICAN FUNDS IS A COMPLETE RESOURCE FOR YOUR INVESTMENTS.
WE HAVE A WIDE ARRAY OF OPTIONS-- MORE THAN 50 MUTUAL FUNDS THAT CROSS ALL ASSET CLASSES. TO FIND OUT HOW FIRST AMERICAN FUNDS CAN HELP YOU MEET YOUR GOALS, CONTACT YOUR INVESTMENT PROFESSIONAL.


     OUR FUND FAMILY

  *  HIGHER RISK AND RETURN POTENTIAL
  |  SECTOR FUNDS
  |  INTERNATIONAL FUNDS
  |  SMALL CAP FUNDS
  |  MID CAP FUNDS
  |  LARGE CAP FUNDS
  |  INDEX FUNDS
  |  GROWTH & INCOME FUNDS
  |  ASSET ALLOCATION FUNDS
  |  INCOME FUNDS
  |  TAX FREE INCOME FUNDS
> |  MONEY MARKET FUNDS
  |    [] GOVERNMENT OBLIGATIONS FUND
  |    [] OHIO TAX FREE OBLIGATIONS FUND
  |    [] PRIME OBLIGATIONS FUND
  |    [] TAX FREE OBLIGATIONS FUND
  |    [] TREASURY OBLIGATIONS FUND
  |    [] TREASURY RESERVE FUND
  *  LOWER RISK AND RETURN POTENTIAL


TABLE OF CONTENTS

Message to Shareholders                     1
Schedule of Investments                     2
Statements of Assets and Liabilities       12
Statements of Operations                   14
Statements of Changes in Net Assets        16
Financial Highlights                       18
Notes to Financial Statements              24


Our merger created an opportunity for First American Funds to put on a new face--which is exactly what we did. The new logo had to reflect our comprehensive suite of First American Funds and our commitment to providing unparalleled, dedicated client service.

WE CHOSE GEORGE WASHINGTON.
His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American Funds.


AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THESE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.


--------------------------------------------------------------------------------
            NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS  April 15, 2002


DEAR SHAREHOLDERS:

On behalf of the board of directors and the entire staff of U.S. Bancorp Asset Management, Inc., thank you for your continued trust as we manage your investments. This company has grown to be a leading investment manager, as evidenced by the increasing prominence of the First American Funds family. To best serve our shareholders, we have strengthened our portfolio management team by aligning the resources they need to deliver careful investment selection and help attain our goal of superior long-term performance. We have also strengthened our ties with our partners, the financial professionals who serve your investment needs. Your continued support is our most valuable asset, and we take very seriously our commitment to providing you with a rewarding investment experience.

RECOVERY AND RENEWAL
The past six months marked a period of recovery and renewal for Americans. At the beginning of October, most of us were still reeling from the tragic events of September 11. The nation was in a state of high alert, and preparations were underway for a response in Afghanistan. The U.S. economy was in the midst of what would turn out to be a mild recession. If there were ever a time for financial markets to struggle due to the uncertainty of what lies ahead, this certainly was the time.

But any sense of pessimism and fear quickly evolved into one of firm resolve. Americans appeared determined to do whatever was necessary to get back on track. On the back of strong fiscal and monetary policy, we saw the U.S. economy begin to quickly recover. This helped propel the equity markets to a solid rebound during the last three months of 2001. This situation changed a bit as we moved into the New Year, with stocks struggling in the early weeks of 2002. In particular, there were growing concerns related to the Enron scandal. The fallout from this troubled company was felt by other firms, and the net result was a short-term negative impact on the stock market. Toward the end of February and into March, the situation stabilized a bit, and stocks managed to recover some lost ground. Still, the markets remained quite volatile, and growing tensions in the Middle East certainly contributed to this.

The bond market also underwent a transformation during the six-month period. In the initial weeks after September 11, interest rates continued to decline, boosting bond values. The situation changed in November, and rates on longer-term bonds began to rise, even though the Federal Reserve continued to cut short-term interest rates in an effort to bolster the economy. Fixed-income markets stabilized again in January and February, but in March, as more positive economic news was delivered, rates climbed higher once again. As the period came to an end, it appeared that the U.S. economy was getting back on track, although the recovery was not dramatic (consistent with a rather mild recession). Positive economic news, combined with a continued environment of modest inflation, was seen as welcome news to most investors.

MONITORING YOUR PORTFOLIO
You can find more details about the specific performance of your individual fund holdings within the pages of this report, related to the first six months of the fiscal year (Oct. 1, 2001, through March 31, 2002). Please take a few moments to review this information at your convenience.

Most importantly, be sure your portfolio continues to meet your investment objectives. In today's volatile and often uncertain market environment, it is easy to lose track of your long-term goals in the fog of short-term market swings. More than ever, a well-diversified portfolio suited to your investment objectives and risk tolerance is critical to your long-term success. I encourage you to talk to your financial professional if you feel it is an appropriate time to review your existing holdings and the progress you are making toward reaching your goals.

Thank you again for placing your trust in the First American family of funds. We look forward to helping you make your investment goals a reality.


Sincerely,



/s/ Virginia L. Stringer    /s/ Tom S. Schreier         /s/ Mark Jordahl

VIRGINIA L. STRINGER        TOM S. SCHREIER             MARK JORDAHL
CHAIRPERSON OF THE BOARD    PRESIDENT                   CHIEF INVESTMENT OFFICER
FIRST AMERICAN FUNDS, INC.  FIRST AMERICAN FUNDS, INC.  U.S. BANCORP ASSET
                                                        MANAGEMENT, INC.


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     1)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GOVERNMENT OBLIGATIONS FUND

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.4%
FFCB
   1.740%, 04/25/02 (A)                      $ 55,000       $   54,991
   5.760%, 06/12/02                               360              361
   2.250%, 11/01/02                            20,000           20,014
   6.250%, 12/02/02                            52,000           53,380
   4.450%, 12/04/02                             2,000            2,029
FHLB
   5.000%, 04/01/02 (A)                        25,000           25,592
   4.500%, 04/04/02                               500              500
   1.753%, 04/17/02 (A)                       100,000           99,974
   1.890%, 04/22/02 (A)                        50,000           49,971
   5.250%, 04/25/02                            12,575           12,584
   6.750%, 05/01/02                            10,000           10,020
   7.250%, 05/15/02                               750              753
   5.920%, 06/14/02                               500              502
   6.000%, 08/15/02                             1,000            1,009
   6.750%, 08/15/02                            14,135           14,291
   6.375%, 11/15/02                            30,000           30,721
   5.000%, 02/14/03                            15,000           15,368
   7.000%, 02/14/03                            20,000           20,845
   1.727%, 02/28/03                            50,000           49,973
   1.570%, 04/21/03 (A)                       100,000           99,942
   1.710%, 04/30/03 (A)                        50,000           49,968
FHLMC
   5.450%, 05/01/02                             9,550            9,521
   5.500%, 05/15/02                             1,000            1,002
   5.500%, 05/15/02                               750              751
   5.500%, 05/15/02                            26,476           26,518
   3.490%, 07/18/02                             6,588            6,519
   6.625%, 08/15/02                            69,000           69,909
   6.250%, 10/15/02                            25,000           25,486
   2.100%, 11/07/02                            32,008           31,588
   2.280%, 01/02/03                            30,000           29,488
   2.260%, 02/27/03                            20,000           19,592
   4.750%, 03/15/03                            15,000           15,279
FNMA
   1.700%, 04/01/02 (A)                       100,000           99,990
   1.700%, 04/01/02 (A)                        75,000           74,985
   1.700%, 04/01/02 (A)                        50,000           49,986
   1.753%, 04/01/02 (A)                       100,000           99,980
   6.610%, 05/08/02                               350              351
   3.490%, 07/12/02                             4,900            4,852
   3.390%, 08/09/02                            30,000           29,633
   2.160%, 11/29/02                            20,000           19,710
   2.600%, 03/07/03                            30,000           29,269
SLMA
   2.354%, 04/02/02 (A)                        50,000           49,999
   3.690%, 06/14/02                            20,000           19,848
Tennessee Valley Authority
   4.050%, 05/01/02                             1,478            1,473
                                                            ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                     1,328,517
                                                            ----------

GOVERNMENT OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
REPURCHASE AGREEMENTS - 44.5%
CS First Boston
 1.930%, dated 3/28/02, matures
 4/01/02, repurchase price
 $500,107,222 (collateralized by U.S.
 Government Obligations: total market
 value $510,004,554)                         $500,000       $  500,000
Lehman Brothers
 1.860%, dated 3/28/02, matures
 4/01/02, repurchase price
 $375,077,500 (collateralized by U.S.
 Government Obligations: total market
 value $382,489,712)                          375,000          375,000
Warburg Dillon Read LLC
 1.890%, dated 3/28/02, matures
 4/01/02, repurchase price
 $211,499,044,415 (collateralized by
 U.S. Government Obligations: total
 market value $215,733,286)                   211,499          211,499
                                                            ----------
TOTAL REPURCHASE AGREEMENTS                                  1,086,499
                                                            ----------
COMMERCIAL PAPER - 1.0%
OTHER - 1.0%
Nebhelp (LOC: SLMA)
   1.790%, 04/17/02                            25,044           25,024
                                                            ----------
TOTAL INVESTMENTS - 99.9%
   (Cost $2,440,040)                                         2,440,040
                                                            ----------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                         2,873
                                                            ----------
TOTAL NET ASSETS - 100.0%                                   $2,442,913
                                                            ----------

(A) Variable Rate Security - the rate reported is the rate in effect as of March 31, 2002. The date shown is the next reset date.
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
LOC - Letter of Credit
SLMA - Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.

(2     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

OHIO TAX FREE OBLIGATIONS FUND

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
OHIO SHORT-TERM MUNICIPALS - 94.8%
CITY & COUNTY GOVERNMENT
 OBLIGATIONS - 16.7%
Butler County, Ohio
   2.060%, 06/13/02                            $3,000          $ 3,002
Columbus, Ohio (SPA: West Deutsche
 Landesbank)
   1.400%, 04/08/02 (A)                         3,000            3,000
Dublin, Ohio City School District
   1.850%, 11/14/02                             1,500            1,503
Plain, Ohio Local School District
   2.375%, 04/15/02                             2,500            2,501
Springfield, Ohio City School (INS: FGIC)
   4.000%, 12/01/02                             1,100            1,116
                                                               -------
TOTAL CITY GOVERNMENT OBLIGATIONS                               11,122
                                                               -------
EDUCATIONAL REVENUE - 11.3%
ABN AMRO Munitops Ctfs Tr (INS: MBIA)
   1.520%, 04/08/02 (A)                         3,000            3,000
Ohio State University Revenue
   5.400%, 12/01/02                             1,500            1,538
University Cincinnati Ohio General
 Receipts
   2.100%, 03/19/03                             3,000            3,016
                                                               -------
TOTAL EDUCATIONAL REVENUE                                        7,554
                                                               -------
HEALTHCARE REVENUE - 26.2%
Cuyahoga County Hospital Revenue -
 Cleveland Clinic (LOC: Morgan Guaranty)
   1.450%, 04/08/02 (A)                         2,820            2,820
Franklin County Hospital Revenue - U.S.
 Health Corp. of Columbus (LOC: Morgan
 Guaranty)
   1.400%, 04/08/02 (A)                         2,720            2,720
Hamilton County, Ohio Hospital Facilities
 (INS: MBIA)
   1.440%, 04/08/02 (A)                         2,565            2,565
Lucas County, Ohio Health Care Facilities
 Revenue (LOC: Keybank)
   1.500%, 04/08/02 (A)                         1,200            1,200
Miami County Hospital, 144A, (Guarantor:
 Merrill Lynch)
   1.710%, 04/08/02 (A)                         2,600            2,600
Middleburg Heights Hospital Improvement
 Revenue (LOC: Keybank)
   1.550%, 04/08/02 (A)                         2,600            2,600
Summit County Ohio Port Authority -
 Summa Health Systems Hospital
   1.550%, 04/08/02 (A)                         3,000            3,000
                                                               -------
TOTAL HEALTHCARE REVENUE                                        17,505
                                                               -------
MISCELLANEOUS REVENUE - 12.8%
Cleveland, Ohio Income Tax Revenue
 (INS: AMBAC)
   1.521%, 04/08/02 (A)                         4,346            4,346
Montgomery County, Ohio - Economic
 Development Revenue (LOC: National
 City)
   1.600%, 04/08/02 (A)                         4,200            4,200
                                                               -------
TOTAL MISCELLANEOUS REVENUE                                      8,546
                                                               -------

OHIO TAX FREE OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                          PAR (000)/SHARES      VALUE (000)
----------------------------------------------------------------------
STATE GOVERNMENT OBLIGATIONS - 10.5%
Ohio State
   4.000%, 05/01/02                        $    7,000          $ 7,011
                                                               -------
WATER/POLLUTION CONTROL REVENUE - 17.3%
Cleveland, Ohio Waterworks Revenue
   4.500%, 01/01/03                             1,500            1,528
Columbus, Ohio Sewer Revenue
   1.500%, 04/08/02 (A)                         3,200            3,200
Ohio State Air Quality Development
 Authority Ohio Edison (LOC: First Union)
   1.450%, 04/01/02 (A)                         3,150            3,150
Ohio State Air Quality Development
 Cincinnati Gas & Electric (LOC: Morgan
 Guaranty)
   1.450%, 04/01/02 (A)                           700              700
Ohio State Water Development Authority
 Pollution PCR Cleveland Electric
 (LOC: Barclays, NY)
   1.500%, 04/08/02 (A)                         3,000            3,000
                                                               -------
TOTAL WATER/POLLUTION CONTROL REVENUE                           11,578
                                                               -------
TOTAL OHIO SHORT-TERM MUNICIPALS                                63,316
                                                               -------
INVESTMENT COMPANIES - 4.8%
Touchstone Tax Free Trust                   3,193,667            3,194
                                                               -------
TOTAL INVESTMENTS - 99.6%
   (Cost $66,510)                                               66,510
                                                               -------
OTHER ASSETS AND LIABILITIES, NET - 0.4%                           296
                                                               -------
TOTAL NET ASSETS - 100.0%                                      $66,806
                                                               -------

(A) Variable Rate Security - the rate reported is the rate in effect as of March 31, 2002. The date shown is the next reset date.
AMBAC - American Municipal Bond Assurance Company
FGIC - Financial Guaranty Insurance Corporation
INS - Insured
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
SPA - Standby Purchase Agreement


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     3)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

PRIME OBLIGATIONS FUND

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
COMMERCIAL PAPER - 48.4%
BROKERAGE - 7.8%
CS First Boston
   1.800%, 04/08/02                          $ 50,000        $  49,982
   1.720%, 04/22/02                            35,500           35,464
Goldman Sachs
   1.830%, 04/26/02                           100,000           99,873
JP Morgan Chase
   1.780%, 04/01/02                            50,000           50,000
   1.790%, 04/02/02                           250,000          249,988
Morgan Stanley Dean Witter
   1.770%, 04/01/02 (A)                       200,000          200,000
   1.810%, 04/01/02 (A)                       100,000          100,000
   1.960%, 04/01/02 (A)                       150,000          150,000
Morgan Stanley Dean Witter Australia Fin
 (Guarantor: Morgan Stanley Dean Witter)
   1.640%, 04/16/02                            15,000           14,990
Salomon Smith Barney
   1.790%, 04/03/02                           125,000          124,987
   1.820%, 04/10/02                           100,000           99,954
   1.810%, 04/18/02                            75,000           74,936
   1.810%, 04/23/02                           100,000           99,889
   1.820%, 05/01/02                            50,000           49,924
                                                             ---------
TOTAL BROKERAGE                                              1,399,987
                                                             ---------
COMMERCIAL FUNDING CORPORATIONS - 18.6%
Asset Securitization Co-op Corp. (B)
   1.820%, 04/09/02                           120,000          119,951
   1.810%, 04/17/02                           100,000           99,920
Corporate Asset Funding (B)
   1.780%, 04/11/02                           100,000           99,951
   1.790%, 05/09/02                           125,000          124,764
   1.800%, 05/13/02                           100,000           99,790
Edison Asset Securitization (B)
   1.800%, 04/04/02                           140,000          139,979
   1.800%, 04/11/02                           200,000          199,900
   1.810%, 05/03/02                           100,000           99,839
   1.810%, 05/09/02                           105,000          104,799
   1.810%, 05/13/02                            45,000           44,905
Fleet Funding (B)
   1.820%, 04/01/02                            64,157           64,157
   1.810%, 04/19/02                            41,774           41,736
   1.830%, 04/26/02                            40,000           39,949
   1.870%, 04/29/02                            45,000           44,935
Jupiter Securitization (B)
   1.820%, 04/11/02                           175,000          174,912
   1.820%, 04/12/02                           100,000           99,944
   1.820%, 04/19/02                            70,000           69,936
   1.840%, 05/08/02                           100,000           99,811
Moat Funding (Guarantor: 28% Chase) (B)
   1.840%, 04/11/02                            50,000           49,974
   1.820%, 04/12/02                           100,000           99,944
   1.810%, 04/17/02                           100,000           99,920
   1.830%, 05/01/02                           118,000          117,818
   1.860%, 05/07/02                           100,000           99,814
   1.800%, 05/10/02                           100,000           99,805

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
Quincy Capital (B)
   1.800%, 04/01/02                          $ 64,642        $  64,642
   1.820%, 04/17/02                            44,533           44,497
   1.820%, 04/18/02                            97,114           97,031
   1.820%, 04/22/02                            80,000           79,915
   1.820%, 04/24/02                           146,400          146,230
   1.790%, 05/17/02                            50,244           50,129
Receivables Capital (B)
   1.780%, 04/01/02                           200,000          200,000
   1.810%, 04/05/02                            55,318           55,307
   1.800%, 04/18/02                           100,000           99,915
   1.800%, 04/26/02                            73,451           73,359
   1.840%, 05/13/02                           110,109          109,873
                                                             ---------
TOTAL COMMERCIAL FUNDING CORPORATIONS                        3,357,351
                                                             ---------
CONSUMER STAPLES - 1.0%
Procter & Gamble
   1.700%, 04/05/02                            86,746           86,729
   1.810%, 04/25/02                           100,000           99,879
                                                             ---------
TOTAL CONSUMER STAPLES                                         186,608
                                                             ---------
DIVERSIFIED FINANCIALS - 5.4%
American Express Credit
   1.790%, 04/02/02                           100,000           99,995
   1.810%, 04/04/02                            50,000           49,992
   1.790%, 04/08/02                            50,000           49,983
   1.810%, 04/09/02                           100,000           99,960
   1.800%, 05/06/02                           100,000           99,825
General Electric Capital Corp.
   1.820%, 04/10/02                           250,000          249,886
   1.780%, 04/15/02                           120,000          119,917
   1.800%, 05/06/02                           200,000          199,649
                                                             ---------
TOTAL DIVERSIFIED FINANCIALS                                   969,207
                                                             ---------
DOMESTIC BANKS - 6.1%
Enterprise Funding
 (Guarantor: Banc of America) (B)
   1.820%, 04/05/02                            26,756           26,751
   1.800%, 04/08/02                           162,679          162,622
Kitty Hawk Funding
 (Guarantor: Banc of America) (B)
   1.820%, 04/05/02                            27,600           27,594
   1.833%, 04/15/02                            50,000           49,964
   1.820%, 04/19/02                            67,341           67,280
   1.820%, 04/22/02                           200,000          199,788
Variable Funding Capital
 (Guarantor: First Union) (B)
   1.820%, 04/04/02                            50,000           49,992
   1.800%, 04/05/02                           150,000          149,970
   1.790%, 04/08/02                           150,000          149,948
   1.810%, 04/10/02                           175,000          174,921
Wells Fargo Corp.
   1.800%, 04/04/02                            50,000           49,992
                                                             ---------
TOTAL DOMESTIC BANKS                                         1,108,822
                                                             ---------
ENERGY - 2.1%
Chevron/Texaco
   1.810%, 04/03/02                           175,000          174,982
   1.800%, 04/10/02                            75,000           74,966
   1.800%, 04/23/02                           125,000          124,863
                                                             ---------
TOTAL ENERGY                                                   374,811
                                                             ---------


The accompanying notes are an integral part of the financial statements.

(4     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
FOOD & BEVERAGE - 0.8%
Diageo
   1.810%, 05/16/02                          $150,000        $ 149,661
                                                             ---------
FOREIGN FUNDING CORPORATIONS - 2.1%
Brahms Funding (Guarantor: Dresdner
 Bank) (B)
   1.870%, 04/03/02                            60,777           60,771
   1.860%, 04/11/02                            72,698           72,660
   1.860%, 04/12/02                            75,000           74,957
   1.870%, 04/22/02                            45,233           45,184
   1.870%, 04/29/02                            66,647           66,550
   1.940%, 05/29/02                            50,579           50,421
                                                             ---------
TOTAL FOREIGN FUNDING CORPORATIONS                             370,543
                                                             ---------
RETAIL FUNDING CORPORATION - 4.5%
Bishops Gate Residential Mortgage (B)
   1.840%, 04/09/02                            70,000           69,971
   1.840%, 04/11/02                            70,000           69,964
   1.840%, 04/12/02                            70,000           69,961
Emerald Certificates (MBNA TR Master
 Certificates) (B)
   1.650%, 04/08/02                            65,000           64,979
   1.660%, 04/09/02                            25,000           24,991
   1.760%, 04/10/02                            94,000           93,959
   1.850%, 04/24/02                           155,000          154,817
   1.770%, 04/25/02                            85,000           84,900
   1.880%, 05/08/02                           100,000           99,807
   1.850%, 05/13/02                            75,000           74,838
                                                             ---------
TOTAL RETAIL FUNDING CORPORATION                               808,187
                                                             ---------
TOTAL COMMERCIAL PAPER                                       8,725,177
                                                             ---------
CORPORATE OBLIGATIONS - 27.0%
BROKERAGE - 2.1%
CS First Boston
   1.988%, 04/01/02 (A)                        50,000           50,061
   2.010%, 04/01/02 (A)                        85,000           85,095
Goldman Sachs
   2.180%, 04/15/02 (A)                        88,000           88,000
Morgan Stanley Dean Witter
   4.005%, 04/15/02 (A)                       150,000          150,000
Salomon Smith Barney
   7.300%, 05/15/02                             3,000            3,011
                                                             ---------
TOTAL BROKERAGE                                                376,167
                                                             ---------
DIVERSIFIED FINANCIALS - 3.0%
Associates Corp. NA
   2.070%, 06/26/02 (A)                       120,000          120,000
General Electric Capital Corp.
   5.375%, 01/15/03                            30,000           30,613
Transamerica Occidental
   1.884%, 04/01/02 (A) (C)                   400,000          400,000
                                                             ---------
TOTAL DIVERSIFIED FINANCIALS                                   550,613
                                                             ---------

PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
FOREIGN FUNDING CORPORATIONS - 14.8%
Beta Finance (B)
   1.840%, 04/01/02 (A)                      $120,000        $ 119,991
   4.750%, 04/25/02                           100,000          100,000
   4.310%, 05/10/02                           100,000          100,000
   4.100%, 06/11/02                            20,000           20,000
   4.090%, 06/17/02                            50,000           50,003
   4.150%, 07/15/02                            35,000           35,000
   2.480%, 10/10/02                            50,000           50,000
   2.685%, 11/29/02                            50,000           50,000
   2.590%, 03/14/03                            50,000           50,000
Centauri (CC USA LLC) (B)
   1.850%, 04/01/02 (A)                       100,000          100,000
   4.300%, 05/01/02                            62,000           62,000
   4.270%, 05/23/02                            50,000           50,000
   3.650%, 09/20/02                            95,000           95,000
   3.660%, 09/20/02                            55,000           55,000
   2.450%, 02/03/03                            50,000           50,000
Dorada Finance (B)
   1.840%, 04/01/02 (A)                       150,000          149,988
   4.535%, 04/04/02                            50,000           50,000
   4.345%, 05/02/02                            90,000           90,000
   4.270%, 05/20/02                            70,000           70,000
   4.120%, 06/10/02                            50,000           50,000
   4.100%, 06/17/02                            30,000           30,000
   2.220%, 11/19/02                           110,000          109,993
   2.345%, 11/20/02                            53,000           53,000
K2 USA LLC (B)
   1.910%, 04/17/02 (A)                       150,000          149,999
   4.100%, 05/13/02                            30,000           30,000
   4.150%, 05/15/02                            25,000           25,000
   4.100%, 05/15/02                            50,000           50,000
   3.780%, 08/15/02                            45,000           45,000
   2.730%, 09/20/02                            75,000           75,000
Sigma Finance (B)
   1.845%, 04/01/02 (A)                       100,000           99,991
   1.850%, 04/01/02 (A)                        65,000           65,000
   1.855%, 04/01/02 (A)                        60,000           59,998
   1.885%, 04/01/02 (A)                        70,000           70,000
   1.900%, 04/15/02 (A)                       100,000          100,000
   4.750%, 04/25/02                            50,000           50,000
   3.770%, 08/06/02                            50,000           50,005
   4.060%, 08/09/02                            55,000           55,000
   3.770%, 08/30/02                            50,000           50,000
Uri Trust Series 2000-1
 (Guarantor: UBS AG)
   3.200%, 06/18/02 (A)                       100,000         100,000
                                                            ---------
TOTAL FOREIGN FUNDING CORPORATIONS                          2,664,968
                                                            ---------
INSURANCE - 4.4%
AI Life
   1.971%, 04/01/02 (A) (C)                    75,000           75,000
   1.971%, 04/01/02 (A) (C)                   100,000          100,000
AIG Life Funding
   1.991%, 04/01/02 (A) (C)                   100,000          100,000
   1.991%, 04/01/02 (A) (C)                   100,000          100,000
Allstate Life Insurance
   2.011%, 04/01/02 (A) (C)                   100,000          100,000
   2.027%, 04/15/02 (A) (C)                   100,000          100,000
Anchor National Life
   2.000%, 04/01/02 (A) (C)                    75,000           75,000


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     5)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
Sun Life Insurance
   1.950%, 04/01/02 (A) (C)                  $ 75,000      $    75,000
   2.250%, 04/01/02 (A) (C)                    75,000           75,000
                                                           -----------
TOTAL INSURANCE                                                800,000
                                                           -----------
OTHER - 2.1%
Merck & Co. Inc. (B)
   4.540%, 02/22/11                           190,000          193,626
Minnesota Mining & Manufacturing (B)
   6.325%, 12/12/10                           180,000          184,022
                                                           -----------
TOTAL OTHER                                                    377,648
                                                           -----------
TELECOMMUNICATION SERVICES - 0.6%
Bellsouth Telecom
   1.910%, 01/04/06 (A)                       100,000          100,000
                                                           -----------
TOTAL CORPORATE OBLIGATIONS                                  4,869,396
                                                           -----------
CERTIFICATES OF DEPOSIT - 4.0%
American Express Centurion Bank
   1.830%, 04/19/02                            50,000           50,000
   1.820%, 04/24/02                           100,000          100,000
   1.820%, 04/24/02                            50,000           50,000
Bank One
   3.720%, 08/09/02                           105,000          104,995
Harris Trust & Savings
   1.830%, 05/07/02                            75,000           75,000
Wells Fargo Bank
   1.780%, 04/15/02                            50,000           50,000
   1.810%, 04/16/02                           200,000          200,000
   1.790%, 05/14/02                           100,000          100,000
                                                           -----------
TOTAL CERTIFICATES OF DEPOSIT                                  729,995
                                                           -----------
YANKEE CERTIFICATES OF DEPOSIT - 16.9%
Canadian Imperial Bank NY
   4.270%, 04/23/02                            10,000            9,999
Abbey National NY
   1.790%, 03/31/03 (A)                       200,000          199,880
Bank Montreal NY
   1.800%, 04/26/02                           100,000          100,000
Bank of Nova Scotia NY
   1.800%, 04/10/02                           100,000          100,000
   1.800%, 04/15/02                           100,000          100,000
   1.790%, 04/16/02                           100,000          100,000
   1.830%, 05/07/02                            75,000           75,000
Barclays U.S. Funding
   1.800%, 05/15/02                           100,000          100,000
Bayeriche Hypo NY
   1.790%, 05/14/02                           100,000          100,000
Bayerische Landesbank NY
   4.520%, 04/17/02                            50,000           50,000
CS First Boston
   1.800%, 04/03/02                           100,000          100,000
   1.820%, 04/16/02                           150,000          150,000
Danske Bank NY
   1.770%, 04/12/02                           100,000          100,000
Dexia NY
   1.815%, 04/05/02                           115,000          115,000
   1.830%, 04/09/02                           100,000          100,000
Dresdner Bank NY
   1.680%, 04/22/02                           100,000           99,992
   2.400%, 01/07/03                            50,000           50,004
   2.280%, 01/23/03                            50,000           49,992

PRIME OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
   2.385%, 11/20/02                          $ 50,000      $    49,960
Societe Generale NY
   2.200%, 04/23/02                           100,000          100,022
Svenska Handelsbaken NY
   4.010%, 05/07/02                            25,000           25,004
   3.635%, 08/13/02                            30,000           30,129
   3.613%, 08/22/02                           175,000          175,002
   3.635%, 08/29/02                           110,000          110,531
UBS AG Stamford
   2.500%, 12/18/02                            50,000           50,032
   2.270%, 12/31/02                           100,000           99,974
   2.745%, 03/17/03                           100,000           99,986
West Deutsche Landesbank NY
   3.890%, 07/19/02                           100,000          100,000
   3.810%, 07/26/02                           100,000           99,991
   2.035%, 11/13/02                            45,000           44,924
   2.270%, 01/27/03                            50,000           49,975
   2.100%, 02/14/03                           100,000          100,000
   2.540%, 03/07/03                            75,000           75,000
   2.770%, 03/24/03                           130,000          129,950
                                                           -----------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                         3,040,347
                                                           -----------
EURO TIME DEPOSITS - 0.3%
Marshall & Iisley, Milwaukee
   1.688%, 04/01/02                            51,168           51,168
                                                           -----------
REPURCHASE AGREEMENTS - 3.1%
Bear Stearns
   1.940%, dated 09/23/01, matures
   09/23/02 repurchase price
   $400,291,192 (collateralized by U.S.
   Treasury Obligations: total market
   value $427,341,657) (A)                    400,000          400,000
Warburg Dillon Read LLC
   1.890%, dated 03/28/02, matures
   04/01/02 repurchase price
   $88,549,585 (collateralized by U.S.
   Treasury Obligations: total market
   value $90,271,225)                          88,501           88,501
Warburg Dillon Read LLC
   1.820%, dated 03/28/02, matures
   04/01/02 repurchase price
   $63,939,927 (collateralized by U.S.
   Treasury Obligations: total market
   value $65,209,836)                          63,927           63,927
                                                           -----------
TOTAL REPURCHASE AGREEMENTS                                    552,428
                                                           -----------
TOTAL INVESTMENTS - 99.7%
   (Cost $17,968,511)                                       17,968,511
                                                           -----------
OTHER ASSETS AND LIABILITIES, NET - 0.3%                        58,667
                                                           -----------
TOTAL NET ASSETS - 100.0%                                  $18,027,178
                                                           -----------

(A) Variable Rate Security - the rate reported is the rate in effect as of March 31, 2002. The date shown is the next reset date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional investors. These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(C) Securities considered illiquid investments under guidelines established by the Board of Directors.


The accompanying notes are an integral part of the financial statements.

(6     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

TAX FREE OBLIGATIONS FUND

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
MUNICIPAL BONDS - 96.0%
ALASKA - 0.5%
Alaska State Housing Finance (INS: MBIA)
   1.600%, 04/08/02 (A)                       $ 6,700          $ 6,700
                                                               -------
ARIZONA - 0.3%
Arizona State Transportation Board
 Highway (INS: AMBAC)
   5.000%, 07/01/02                             4,500            4,525
                                                               -------
COLORADO - 1.1%
Denver City and County
   5.000%, 08/01/02                             9,425            9,498
Smith Creek Med Dist Colo Rev
 (LOC: Bank America)
   1.550%, 04/08/02 (A)                         4,600            4,600
                                                               -------
                                                                14,098
                                                               -------
DELAWARE - 0.3%
Delaware Transit Authority System
 Revenue (INS: AMBAC)
   5.250%, 07/01/02                             3,750            3,779
                                                               -------
DISTRICT OF COLUMBIA - 0.8%
District of Columbia Revenue
 (LOC: First Union)
   1.500%, 04/08/02 (A)                         9,800            9,800
                                                               -------
FLORIDA - 0.9%
Florida Gulf Coast University
 (LOC: First Union)
   1.550%, 04/08/02 (A)                         5,300            5,300
Florida Housing Agency
 (LOC: Kreidetbank)
   1.550%, 04/08/02 (A)                         5,935            5,935
                                                               -------
                                                                11,235
                                                               -------
HAWAII - 0.4%
State of Hawaii
   5.250%, 04/01/03                             5,000            5,172
                                                               -------
IDAHO - 0.9%
Boise Idaho Urban Renewal Agency,
 Capital City (LOC: Bank America)
   1.550%, 04/08/02 (A)                         5,115            5,115
University of Idaho Foundation Authority
 (LOC: First Security Bank)
   1.550%, 04/08/02 (A)                         6,730            6,730
                                                               -------
                                                                11,845
                                                               -------
ILLINOIS - 20.1%
ABN AMRO Munitops Ctfs Tr - Illinois
 State (GO)
   1.570%, 04/08/02 (A)                         4,575            4,575
ABN AMRO Munitops Ctfs Tr - Chicago IL
 (INS: FGIC)
   1.570%, 04/08/02 (A)                        20,000           20,000
Cary Special Tax Authority
 (LOC: American National Bank)
   1.500%, 04/08/02 (A)                         7,118            7,118
Chicago (GO) Mandatory Put 10/31/02
 @ 100 (LOC: Landesbank Hessein Thur)
   1.900%, 01/03/03                             8,000            8,000
Chicago Illinois Mandatory Put 12/15/02
 @ 100
   1.750%, 01/08/04                            25,000           25,000

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
Chicago Illinois Gas Supply Revenue
 (GTY: People's Gas)
   1.550%, 04/08/02 (A)                       $27,000          $27,000
Chicago Illinois Water Revenue
 (LOC: Bank One)
   1.400%, 04/08/02 (A)                        15,000           15,000
Cook County Illinois
   1.530%, 04/08/02 (A)                        20,000           20,000
Cook County Illinois Revenue - Clarehan
 Project (LOC: FHLB)
   1.500%, 04/08/02 (A)                         3,605            3,605
Illinois Development Finance Authority
 (LOC: FHLB)
   1.500%, 04/08/02 (A)                         4,800            4,800
Illinois Development Finance Authority St.
 Pauls Housing (LOC: Lasalle National)
   1.500%, 04/08/02 (A)                         4,475            4,475
Illinois Development Finance Authority
 (LOC: Northern Amer. College Trust)
   1.600%, 04/08/02 (A)                         4,000            4,000
Illinois Development Finance Authority
 Aurora (LOC: Northern Trust)
   1.500%, 04/08/02 (A)                         3,700            3,700
Illinois Development Finance Authority
 Chicago Project (LOC: Bank America)
   1.500%, 04/08/02 (A)                         4,500            4,500
Illinois Development Finance Authority
 Loyola Academy
 (LOC: American National Bank)
   1.500%, 04/08/02 (A)                         4,000            4,000
Illinois Development Finance Authority
 McCormick Theological
 (LOC: Northern Trust)
   1.500%, 04/08/02 (A)                         7,935            7,935
Illinois Development Finance Authority St.
 Ignatius (LOC: Northern Trust)
   1.500%, 04/08/02 (A)                         6,000            6,000
Illinois Development Finance Lake Forest
 (LOC: Northern Trust)
   1.500%, 04/08/02 (A)                         4,255            4,255
Illinois Development Finance Presbyterian
 (INS: FSA)
   1.500%, 04/08/02 (A)                        16,000           16,000
Illinois Educational Facilities Authority
 Chicago Zoological Society
 (LOC: Northern Trust)
   1.500%, 04/08/02 (A)                         5,000            5,000
Illinois Health Facilities Authority
 Edgewater Hospital
   1.600%, 04/08/02 (A)                        10,900           10,900
Illinois Health Facilities Authority Lifelink
 (LOC: American National Bank)
   1.550%, 04/08/02 (A)                         7,500            7,500
Illinois State Toll Highway Authority
 (INS: FSA)
   1.650%, 04/08/02 (A)                        18,500           18,500
   1.650%, 04/08/02 (A)                        13,100           13,100
Macon County - Milikim University
 (INS: AMBAC)
   1.500%, 04/08/02 (A)                         4,400            4,400
Schaumburg Il Multifamily (GTY: FNMA)
   1.550%, 04/08/02 (A)                         5,000            5,000
                                                               -------
                                                               254,363
                                                               -------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     7)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
INDIANA - 0.2%
Evansville Economic Development
 Authority (LOC: Citibank)
   1.630%, 04/08/02 (A)                       $ 2,500          $ 2,500
                                                               -------
LOUISIANA - 3.9%
Louisiana Public PFA (INS: AMBAC)
   1.250%, 04/03/02                            40,000           40,000
   1.250%, 04/03/02                             9,000            9,000
                                                               -------
                                                                49,000
                                                               -------
MARYLAND - 4.4%
Maryland State Health & Higher
 Educational Facilities
 (LOC: Bank America)
   1.450%, 04/08/02 (A)                        29,165           29,165
Maryland State Health & Higher
 Educational Facilities
 (LOC: Canadian Imperial Bank
 Commerce)
   1.440%, 04/08/02 (A)                        26,900           26,900
                                                               -------
                                                                56,065
                                                               -------
MASSACHUSETTS - 5.3%
Massachusetts State
   1.500%, 04/08/02 (A)                        32,000           32,000
Massachusetts State Series C
   1.450%, 04/08/02 (A)                        35,000           35,000
                                                               -------
                                                                67,000
                                                               -------
MICHIGAN - 8.0%
Hannahville Indian Community Finance
 (LOC: National City Bank)
   1.550%, 04/08/02 (A)                         2,750            2,750
Michigan State Hospital Financial
 Authority (LOC: National City Bank)
   1.530%, 04/08/02 (A)                        36,760           36,760
Michigan State Housing Development
 Authority (INS: MBIA)
   1.570%, 04/08/02 (A)                         7,495            7,495
State of Michigan
   2.100%, 10/02/02                            30,080           30,080
University of Michigan
   1.200%, 04/03/02                            10,000           10,000
Wayne Charter County
 (LOC: Allied Irish, NY)
   1.550%, 04/08/02 (A)                        13,825           13,825
                                                               -------
                                                               100,910
                                                               -------
MINNESOTA - 5.1%
Bloomington Multifamily Housing Authority
 (LOC: Credit Suisse, NY)
   1.600%, 04/08/02 (A)                        17,005           17,005
Eden Prairie, Multifamily Housing
 Authority (GTY: Freddie Mac)
   1.600%, 04/08/02 (A)                        14,905           14,905
Minnesota State Higher Educational
 Facilities Bethel College (LOC: Allied
 Irish)
   1.900%, 04/08/02 (A)                         4,745            4,745
University of Minnesota
   1.450%, 04/08/02 (A)                        28,000           28,000
                                                               -------
                                                                64,655
                                                               -------

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
MISSOURI - 0.8%
Missouri State Health & Educational
 Facilities (LOC: Bank One)
   1.550%, 04/08/02 (A)                       $10,185          $10,185
                                                               -------
NEVADA - 1.5%
ABN AMRO Munitops Ctfs Tr - Nevada
 State (GO) (INS: MBIA)
   1.570%, 04/08/02 (A)                         8,500            8,500
Clark County School District Building
 (INS: FGIC)
   5.750%, 06/15/02                             5,000            5,032
Nevada State
   4.500%, 07/01/02                             4,840            4,861
                                                               -------
                                                                18,393
                                                               -------
NEW JERSEY - 0.9%
New Jersey Turnpike Authority (INS: MBIA)
   1.430%, 04/08/02 (A)                        11,465           11,465
                                                               -------
NEW MEXICO - 0.2%
Bernalillo County New Mexico
   3.000%, 03/15/03                             2,500            2,520
                                                               -------
NEW YORK - 1.6%
New York NY City Housing Development
   1.500%, 04/08/02 (A)                        20,000           20,000
                                                               -------
NORTH CAROLINA - 2.0%
North Carolina Capital Facilities -
 Winston-Salem (LOC: First Union)
   1.500%, 04/08/02 (A)                        15,665           15,665
North Carolina Educational Facilities -
 Bowman Greg School (LOC: Wachovia)
   1.440%, 04/08/02 (A)                         7,850            7,850
North Carolina State Public School
 Building (GO)
   4.500%, 04/01/02                             1,800            1,800
                                                               -------
                                                                25,315
                                                               -------
OHIO - 6.8%
ABN AMRO Munitops Ctfs Tr - Westerville
 Ohio County School (INS: MBIA)
   1.520%, 04/08/02 (A)                         1,000            1,000
Columbus Ohio (SPA: Westdeutsche
 Landesbank)
   1.400%, 04/08/02 (A)                         2,000            2,000
Cuyahoga County Ohio Hospital Revenue
 - University Hospital (INS: AMBAC)
   1.500%, 04/08/02 (A)                         3,000            3,000
Greene County Hospital Facilities Authority
 (LOC: Keybank)
   1.500%, 04/08/02 (A)                        15,690           15,690
Hamilton County Ohio Hospital Facilities
 (INS: MBIA)
   1.440%, 04/08/02 (A)                         3,835            3,835
Lucas County Ohio Health Care Facilities
 Revenue
   1.500%, 04/08/02 (A)                         2,000            2,000
Miami County Hospital (GTY: Merrill Lynch)
   1.710%, 04/08/02 (A)                         2,000            2,000
Montgomery County Ohio - Economic
 Development Revenue
 (LOC: National City)
   1.600%, 04/08/02 (A)                         7,500            7,500


The accompanying notes are an integral part of the financial statements.

(8     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
Ohio St Air Quality Development Authority,
 Ohio Power (INS: AMBAC)
   1.570%, 04/08/02 (A)                       $ 4,700          $ 4,700
Ohio St Air Quality Development Authority,
 Timken Project (LOC: Northern Trust)
   1.400%, 04/08/02 (A)                         5,500            5,500
Ohio State
   3.500%, 09/15/02                             8,000            8,051
Ohio State Air Quality Development
 Authority - Ohio Edison
 (LOC: First Union)
   1.400%, 04/08/02 (A)                         5,200            5,200
Ohio State University General Receipts
   1.350%, 04/08/02 (A)                         2,000            2,000
Ohio State University General Receipts
 Revenue
   1.200%, 04/08/02 (A)                        12,190           12,190
Salem Ohio Civic Center Facility
 (LOC: National City Bank)
   1.600%, 04/08/02 (A)                         9,500            9,500
Summit County Ohio Port Authority -
 Summa Health Systems Hospital
   1.550%, 04/08/02 (A)                         2,000            2,000
                                                               -------
                                                                86,166
                                                               -------
OKLAHOMA - 1.2%
Tulsa County Oklahoma Independent
 School District (INS: AMBAC)
   4.750%, 08/01/02                             3,000            3,021
Tulsa Industrial Authority University of
 Tulsa (INS: MBIA)
   1.570%, 04/08/02 (A)                         7,970            7,970
   1.500%, 04/08/02 (A)                         5,000            5,000
                                                               -------
                                                                15,991
                                                               -------
PENNSYLVANIA - 1.6%
Lehigh County General Purpose Authority
 (LOC: First Union)
   1.500%, 04/08/02 (A)                         3,945            3,945
Philadelphia Authority Industrial Revenue
 (LOC: First Union)
   1.400%, 04/08/02 (A)                        14,500           14,500
University of Pittsburgh of the
 Commonwealth System
   4.000%, 04/04/02                             2,000            2,000
                                                               -------
                                                                20,445
                                                               -------
SOUTH CAROLINA - 2.4%
Berkeley County Pollution Control
 Authority (GTY: Alcoa)
   1.580%, 04/08/02 (A)                        13,750           13,750
Chesterfield County School District
   3.000%, 08/01/02                            15,000           15,042
South Carolina State Capital
 Improvements
   4.200%, 04/01/02                             2,000            2,000
                                                               -------
                                                                30,792
                                                               -------
SOUTH DAKOTA - 0.7%
Yankton Industrial Development Authority
 (GTY: Alcoa)
   1.580%, 04/08/02 (A)                         9,000            9,000
                                                               -------

TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
TENNESSEE - 2.4%
Clarksville Tennessee Public Building
 Authority (LOC: Bank America)
   1.500%, 04/08/02 (A)                       $14,600          $14,600
Maury County Health & Educational
 Facilities (LOC: Bank One)
   1.600%, 04/08/02 (A)                         4,400            4,400
Met Government Nashville & Davidson
 (LOC: Bank America)
   1.600%, 04/08/02 (A)                         7,035            7,035
Rutherford County Industrial
 Development - Square D Company
 (LOC: Societe Generale)
   1.500%, 04/08/02 (A)                         4,100            4,100
                                                               -------
                                                                30,135
                                                               -------
TEXAS - 11.5%
ABN AMRO Munitops Ctfs Tr - Comal
 Texas
   1.570%, 04/08/02 (A)                        10,002           10,002
ABN AMRO Munitops Ctfs Tr - Williamson
 County (INS: FSA)
   1.570%, 04/08/02 (A)                         5,395            5,395
Bexar County Health (LOC: Bank America)
   1.500%, 04/08/02 (A)                         7,445            7,445
Dallas (GO)
   5.000%, 02/15/03                             5,345            5,500
Galena Park Independent School District
 (GTY: TXPSF)
   1.570%, 04/08/02 (A)                        20,965           20,965
Milam County Industrial Development
 Authority (GTY: Alcoa)
   1.500%, 04/08/02 (A)                        16,855           16,855
Northeast Independent School District
 (GTY: TXPSF)
   1.570%, 04/08/02 (A)                        26,515           26,515
Northside Independent School District
 Putable 08/01/02 @ 100.00
 (GTY: TXPSF)
   3.000%, 08/01/31                            10,000           10,013
Plano Health (INS: MBIA)
   1.250%, 04/02/02                             9,300            9,300
San Antonio Electric & Gas (INS: MBIA)
   1.570%, 04/08/02 (A)                         7,455            7,455
Texas Municipal Power Agency Revenue
 (INS: AMBAC)
   4.000%, 09/01/02                             4,600            4,626
Texas State Tax & Revenue Anticipation
 Notes
   3.750%, 08/29/02                            21,500           21,648
                                                               -------
                                                               145,719
                                                               -------
UTAH - 0.4%
Utah State
   5.000%, 07/01/02                             5,000            5,028
                                                               -------
VIRGINIA - 0.9%
Alexandria Industrial Development
 Authority (LOC: First Union)
   1.550%, 04/08/02 (A)                         4,780            4,780
Spotsylvania County Industrial
 Development (LOC: First Union)
   1.500%, 04/08/02 (A)                         7,100            7,100
                                                               -------
                                                                11,880
                                                               -------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     9)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

TAX FREE OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                          PAR (000)/SHARES      VALUE (000)
----------------------------------------------------------------------
WASHINGTON - 3.0%
ABN AMRO Munitops Ctfs Tr - Washington
 State (GO)
   1.570%, 04/08/02 (A)                    $   14,000       $   14,000
Washington State Housing Finance
 Commission (GTY: FHLB)
   1.500%, 04/08/02 (A)                         2,870            2,870
Washington State Housing Finance
 Commission (LOC: Keybank)
   1.500%, 04/08/02 (A)                         5,215            5,215
   1.500%, 04/08/02 (A)                         5,215            5,215
Washington State Public Power Supply
 (INS: FSA)
   1.600%, 04/08/02 (A)                         4,090            4,090
Washington State Public Power Supply
 System (INS: MBIA)
   1.570%, 04/08/02 (A)                         7,240            7,240
                                                            ----------
                                                                38,630
                                                            ----------
WISCONSIN - 2.5%
Northwestern Mutual Life
   7.570%, 02/15/09                                66               67
Wisconsin State Health & Education
 Facilities (LOC: Marshall & Iisley)
   1.600%, 04/08/02 (A)                        14,500           14,500
Wisconsin State Health Marshfield
 (LOC: Morgan Guaranty)
   1.550%, 04/08/02 (A)                         8,000            8,000
Wisconsin State Transportation Revenue,
 Prerefunded 07/01/02 @ 100
   5.750%, 07/01/12                             9,315            9,384
                                                            ----------
                                                                31,951
                                                            ----------
WYOMING - 1.0%
Gillette Pollution Control Authority
 (LOC: Commerbank)
   1.600%, 04/08/02 (A)                        12,515           12,515
                                                            ----------
MULTISTATE - 2.4%
Clipper Tax Exempt Trust
   1.730%, 04/01/04 (A)                        30,530           30,530
                                                            ----------
TOTAL MUNICIPAL BONDS                                        1,218,307
                                                            ----------
MONEY MARKET FUND - 3.8%
Money Market Obligations Trust             47,856,000           47,856
                                                            ----------
TOTAL MONEY MARKET FUND                                         47,856
                                                            ----------
TOTAL INVESTMENTS - 99.8%
   (Cost $1,266,163)                                         1,266,163
                                                            ----------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                         2,227
                                                            ----------
TOTAL NET ASSETS - 100.0%                                   $1,268,390
                                                            ----------

(A) Variable Rate Security - the rate reported is the rate in effect as of March 31, 2002. The date shown is the next reset date.
AMBAC - American Municipal Bond Assurance Company
FGIC - Financial Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
FSA - Financial Security Assistance
GO - General Obligation
GTY - Guaranty
INS - Insured
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
TXPSF - Texas Permanent School Fund

TREASURY OBLIGATIONS FUND

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 30.4%
U.S. Treasury Bills
   1.729%, 04/04/02                          $200,000        $ 199,971
   1.665%, 04/11/02                           240,000          239,887
   1.765%, 06/13/02                           100,000           99,642
   1.740%, 07/25/02                           140,000          139,229
U.S. Treasury Notes
   6.375%, 04/30/02                           150,000          150,282
   6.625%, 04/30/02                            50,000           50,102
   6.500%, 05/31/02                           242,829          243,851
   6.625%, 05/31/02                           164,243          165,043
   6.000%, 07/31/02                           135,658          136,663
   6.250%, 07/31/02                           142,828          144,098
   6.375%, 08/15/02                           142,828          144,352
   5.750%, 10/31/02                           580,000          592,008
   5.625%, 12/31/02                            75,000           76,935
   4.750%, 01/31/03                           125,000          127,642
   4.625%, 02/28/03                            50,000           51,023
   5.500%, 02/28/03                           150,000          154,282
   5.500%, 03/31/03                           100,000          103,004
                                                             ---------
TOTAL U.S. TREASURY OBLIGATIONS                              2,818,014
                                                             ---------
REPURCHASE AGREEMENTS - 69.3%
ABN AMRO
   1.750%, dated 3/28/02, matures
   4/01/02, repurchase price
   $350,067,123 (collateralized by U.S.
   Government Obligations: total market
   value $357,000,836)                        350,000          350,000
Bear Stearns
   1.850%, dated 3/28/02, matures
   4/01/02, repurchase price
   $900,185,000 (collateralized by U.S.
   Government Obligations: total market
   value $919,707,661)                        900,000          900,000
CS First Boston
   1.890%, dated 3/28/02, matures
   4/01/02, repurchase price
   $400,084,000 (collateralized by U.S.
   Government Obligations: total market
   value $408,002,994)                        400,000          400,000
Deutschebank
   1.840%, dated 3/28/02, matures
   4/01/02, repurchase price
   $300,061,333 (collateralized by U.S.
   Government Obligations: total market
   value $306,000,484)                        300,000          300,000
Goldman Sachs
   1.840%, dated 3/28/02, matures
   4/01/02, repurchase price
   $400,081,778 (collateralized by U.S.
   Government Obligations: total market
   value $408,000,095)                        400,000          400,000
Lehman Brothers
   1.840%, dated 3/28/02, matures
   4/01/02, repurchase price
   $250,051,111 (collateralized by U.S.
   Government Obligations: total market
   value $254,908,664)                        250,000          250,000
Morgan Stanley Dean Witter
   1.800%, dated 3/28/02, matures
   4/01/02, repurchase price
   $400,080,000 (collateralized by U.S.
   Government Obligations: total market
   value $410,000,361)                        400,000          400,000


The accompanying notes are an integral part of the financial statements.

(10     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

TREASURY OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
Prudential Securities
   1.830%, dated 3/28/02, matures
   4/01/02, repurchase price
   $300,061,000 (collateralized by U.S.
   Government Obligations: total market
   value $304,214,000)                      $ 300,000       $  300,000
Salomon Smith Barney
   1.840%, dated 3/28/02, matures
   4/01/02, repurchase price
   $1,400,286,222 (collateralized by
   U.S. Government Obligations: total
   market value $1,430,575,224)             1,400,000        1,400,000
Societe Generale
   1.840%, dated 3/28/02, matures
   4/01/02, repurchase price
   $250,051,111 (collateralized by U.S.
   Government Obligations: total market
   value $250,374,374)                        250,000          250,000
Warburg Dillon Read LLC
   1.820%, dated 3/28/02, matures
   4/01/02, repurchase price
   $1,477,301,683 (collateralized by
   U.S. Government Obligations: total
   market value $1,506,547,154)             1,477,003        1,477,003
                                                            ----------
TOTAL REPURCHASE AGREEMENTS                                  6,427,003
                                                            ----------
TOTAL INVESTMENTS - 99.7%
   (Cost $9,245,017)                                         9,245,017
                                                            ----------
OTHER ASSETS AND LIABILITIES, NET - 0.3%                        24,591
                                                            ----------
TOTAL NET ASSETS - 100.0%                                   $9,269,608
                                                            ----------

TREASURY RESERVE FUND

DESCRIPTION                                 PAR (000)      VALUE (000)
----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 37.9%
U.S. Treasury Bills
   1.729%, 04/04/02                          $300,000       $  299,957
   1.765%, 06/13/02                            23,415           23,331
   1.740%, 07/25/02                            28,000           27,846
U.S. Treasury Notes
   6.500%, 05/31/02                            57,171           57,414
   6.625%, 05/31/02                            85,757           86,176
   6.000%, 07/31/02                           114,342          115,196
   6.250%, 07/31/02                            57,172           57,680
   6.375%, 08/15/02                            57,172           57,780
   5.750%, 10/31/02                           110,000          112,288
   5.625%, 12/31/02                            25,000           25,645
   4.750%, 01/31/03                            40,000           40,844
   5.500%, 02/28/03                            65,000           66,843
   5.500%, 03/31/03                            15,000           15,458
                                                            ----------
TOTAL U.S. TREASURY OBLIGATIONS                                986,458
                                                            ----------
REPURCHASE AGREEMENTS - 61.9%
Bear Stearns
   1.850%, dated 3/28/02, matures 4/01/02,
   repurchase price $100,020,556
   (collateralized by U.S. Government
   Obligations: total market value
   $102,280,754)                              100,000          100,000
CS First Boston
   1.890%, dated 3/28/02, matures 4/01/02,
   repurchase price $100,021,000
   (collateralized by U.S. Government
   Obligations: total market value
   $102,001,996)                              100,000          100,000
Goldman Sachs
   1.840%, dated 3/28/02, matures 4/01/02,
   repurchase price $100,020,444
   (collateralized by U.S. Government
   Obligations: total market value
   $102,000,267)                              100,000          100,000
Lehman Brothers
   1.840%, dated 3/28/02, matures 4/01/02,
   repurchase price $100,020,444
   (collateralized by U.S. Government
   Obligations: total market value
   $101,990,452)                              100,000          100,000
Morgan Stanley Dean Witter
   1.800%, dated 3/28/02, matures 4/01/02,
   repurchase price $100,020,000
   (collateralized by U.S. Government
   Obligations: total market value
   $102,500,352)                              100,000          100,000
Salomon Smith Barney
   1.840%, dated 3/28/02, matures 4/01/02,
   repurchase price $600,122,667
   (collateralized by U.S. Government
   Obligations: total market value
   $601,544,894)                              600,000          600,000
Warburg Dillon Read LLC
   1.820%, dated 3/28/02, matures 4/01/02,
   repurchase price $509,172,945
   (collateralized by U.S. Government
   Obligations: total market value
   $519,255,553)                              509,070          509,070
                                                            ----------
TOTAL REPURCHASE AGREEMENTS                                  1,609,070
                                                            ----------
TOTAL INVESTMENTS - 99.8%
   (Cost $2,595,528)                                         2,595,528
                                                            ----------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                         5,042
                                                            ----------
TOTAL NET ASSETS - 100.0%                                   $2,600,570
                                                            ----------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     11)

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2002 (unaudited), in thousands


                                                                               GOVERNMENT   OHIO TAX FREE          PRIME
                                                                              OBLIGATIONS     OBLIGATIONS    OBLIGATIONS
                                                                                     FUND            FUND           FUND
                                                                             ------------  --------------   ------------
ASSETS:
Investments in securities at amortized cost                                   $ 1,353,541     $    66,510    $17,416,083
Investments in repurchase agreements                                            1,086,499              --        552,428
Cash                                                                                  140              --          4,186
Collateral for securities loaned, at value                                        567,267              --             --
Interest receivable                                                                 6,858             328         85,853
Capital shares sold                                                                    --              --          1,343
Other receivables                                                                       1              --            967
Prepaid expenses                                                                      131              91            154
--------------------------------------------------------------------------    -----------     -----------    -----------
TOTAL ASSETS                                                                    3,014,437          66,929     18,061,014
==========================================================================    ===========     ===========    ===========
LIABILITIES:
Dividends payable                                                                   3,072              57         24,347
Capital shares redeemed                                                                --              --          2,312
Payable to affiliates                                                                 893              35          5,600
Payable upon return of securities loaned                                          567,267              --             --
Distribution and shareholder servicing fees                                           233              22          1,356
Accrued expenses and other liabilities                                                 59               9            221
--------------------------------------------------------------------------    -----------     -----------    -----------
TOTAL LIABILITIES                                                                 571,524             123         33,836
==========================================================================    ===========     ===========    ===========
NET ASSETS                                                                    $ 2,442,913     $    66,806    $18,027,178
==========================================================================    ===========     ===========    ===========
COMPOSITION OF NET ASSETS:
Portfolio capital                                                               2,442,953          66,806     18,027,006
Undistributed (distributions in excess of) net investment income                      (28)             --            163
Accumulated net realized gain (loss)                                                  (12)             --              9
--------------------------------------------------------------------------    -----------     -----------    -----------
NET ASSETS                                                                    $ 2,442,913     $    66,806    $18,027,178
==========================================================================    ===========     ===========    ===========
CLASS A:
Net assets                                                                    $   587,626     $     1,804    $ 5,704,009
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)          587,558           1,804      5,704,048
Net asset value, offering price, and redemption price per share               $      1.00     $      1.00    $      1.00
CLASS B:
Net assets                                                                    $        --     $        --    $     7,028
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)               --              --          7,032
Net asset value, offering price, and redemption price per share               $        --     $        --    $      1.00
CLASS C:
Net assets                                                                    $        --     $        --    $     1,568
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)               --              --          1,568
Net asset value, offering price, and redemption price per share               $        --     $        --    $      1.00
CLASS D:
Net assets                                                                    $   551,013     $        --    $   698,061
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)          551,031              --        698,070
Net asset value, offering price, and redemption price per share               $      1.00     $        --    $      1.00
CLASS I:
Net assets                                                                    $        --     $        --    $ 2,399,102
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)               --              --      2,399,143
Net asset value, offering price, and redemption price per share               $        --     $        --    $      1.00
CLASS S:
Net assets                                                                    $   108,310     $    65,001    $    24,312
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)          108,378          65,001         24,312
Net asset value, offering price, and redemption price per share               $      1.00     $      1.00    $      1.00
CLASS Y:
Net assets                                                                    $ 1,195,964     $         1    $ 9,193,098
Shares issued and outstanding ($0.01 par value -- 20 billion authorized)        1,196,072               1      9,193,028
Net asset value, offering price, and redemption price per share               $      1.00     $      1.00    $      1.00
--------------------------------------------------------------------------    -----------     -----------    -----------


The accompanying notes are an integral part of the financial statements.

(12     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

        TAX FREE         TREASURY         TREASURY
     OBLIGATIONS      OBLIGATIONS          RESERVE
            FUND             FUND             FUND
    ------------     ------------     -------------

     $ 1,266,163      $ 2,818,014      $   986,458
              --        6,427,003        1,609,070
              10               --               --
              --               --               --
           3,736           39,361            9,710
              --                1              230
              --               35               --
             126               78               45
     -----------      -----------      -----------
       1,270,035        9,284,492        2,605,513
     ===========      ===========      ===========

             920           11,469            2,545
              --               61               --
             520            2,447              977
              --               --               --
             168              837            1,330
              37               70               91
     -----------      -----------      -----------
           1,645           14,884            4,943
     ===========      ===========      ===========
     $ 1,268,390      $ 9,269,608      $ 2,600,570
     ===========      ===========      ===========

       1,268,408        9,269,677        2,600,570
              (4)              (5)              --
             (14)             (64)              --
     -----------      -----------      -----------
     $ 1,268,390      $ 9,269,608      $ 2,600,570
     ===========      ===========      ===========

     $   494,946      $   190,537      $ 2,600,570
         494,986          190,513        2,600,587
     $      1.00      $      1.00      $      1.00

     $        --      $        --      $        --
              --               --               --
     $        --      $        --      $        --

     $        --      $        --      $        --
              --               --               --
     $        --      $        --      $        --

     $    22,893      $ 4,106,386      $        --
          22,894        4,106,437               --
     $      1.00      $      1.00      $        --

     $        --      $        --      $        --
              --               --               --
     $        --      $        --      $        --

     $   244,345      $ 1,830,673      $        --
         244,367        1,830,673               --
     $      1.00      $      1.00      $        --

     $   506,206      $ 3,142,012      $        --
         506,221        3,142,043               --
     $      1.00      $      1.00      $        --
     -----------      -----------      -----------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     13)

STATEMENTS OF OPERATIONS For the six months ended March 31, 2002 (unaudited), in thousands

                                                            GOVERNMENT   OHIO TAX FREE           PRIME
                                                           OBLIGATIONS     OBLIGATIONS     OBLIGATIONS
                                                                  FUND            FUND            FUND
                                                          ------------  --------------    ------------
INVESTMENT INCOME:
Interest                                                    $   28,410      $      952      $  222,120
Securities lending                                                 124              --              --
-------------------------------------------------------     ----------      ----------      ----------
TOTAL INVESTMENT INCOME                                         28,534             952         222,120
=======================================================     ==========      ==========      ==========
EXPENSES:
Investment advisory fees                                         4,310             217          32,082
Administrator and fund accounting fees                           1,591             102          10,627
Transfer agent fees                                                 87              24           3,043
Custodian fees                                                     123               5             917
Directors' fees                                                      7               1              36
Registration fees                                                   65              19             417
Professional fees                                                   23              --             215
Printing                                                            43               1             291
Distribution and shareholder servicing fees - Class A              797               2           7,455
Distribution and shareholder servicing fees - Class B               --              --              36
Distribution and shareholder servicing fees - Class C               --              --              10
Distribution and shareholder servicing fees - Class D              474              --             616
Shareholder servicing fees - Class S                               172             139              16
Other                                                                2              --             160
-------------------------------------------------------     ----------      ----------      ----------
TOTAL EXPENSES                                                   7,694             510          55,921
=======================================================     ==========      ==========      ==========
Less: Waiver of expenses                                          (710)            (78)         (2,609)
-------------------------------------------------------     ----------      ----------      ----------
TOTAL NET EXPENSES                                               6,984             432          53,312
=======================================================     ==========      ==========      ==========
Investment income - net                                         21,550             520         168,808
-------------------------------------------------------     ----------      ----------      ----------
NET REALIZED GAIN ON INVESTMENTS                                    --              --               9
=======================================================     ==========      ==========      ==========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $   21,550      $      520      $  168,817
=======================================================     ==========      ==========      ==========


The accompanying notes are an integral part of the financial statements.

(14     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

     TAX FREE        TREASURY        TREASURY
  OBLIGATIONS     OBLIGATIONS         RESERVE
         FUND            FUND            FUND
-------------   -------------    ------------

   $   11,534      $  103,753      $   30,208
           --              --              --
   ----------      ----------      ----------
       11,534         103,753          30,208
   ==========      ==========      ==========

        2,425          16,240           4,744
          984           6,471           1,748
           44             260              36
           69             464             131
            3              21               6
           56             228              72
           18             117              38
           23             172              45
          742             176           6,777
           --              --              --
           --              --              --
           18           3,103              --
          449           2,425              --
           14              70              14
   ----------      ----------      ----------
        4,845          29,747          13,611
   ==========      ==========      ==========
         (431)         (2,643)           (870)
   ----------      ----------      ----------
        4,414          27,104          12,741
   ==========      ==========      ==========
        7,120          76,649          17,467
   ----------      ----------      ----------
           --              --              --
   ==========      ==========      ==========
   $    7,120      $   76,649      $   17,467
   ==========      ==========      ==========


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     15)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                              GOVERNMENT                             OHIO TAX FREE
                                                                        OBLIGATIONS FUND                          OBLIGATIONS FUND
                                                               -------------------------   ---------------------------------------
                                                                   10/1/01       10/1/00       10/1/01       11/1/00       12/1/99
                                                                        to            to            to            to            to
                                                                   3/31/02       9/30/01       3/31/02       9/30/01      10/31/00
                                                               -----------   -----------   -----------   -----------   -----------
                                                               (unaudited)                 (unaudited)
OPERATIONS:
Investment income - net                                        $    21,550   $    86,506   $       520   $     1,971   $     1,951
Net realized gain on investments                                        --           263            --             1            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Net increase in net assets resulting from operations                21,550        86,769           520         1,972         1,951
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                           (4,148)      (21,395)           (7)         (298)       (1,951)
  Class B                                                               --            --            --            --            --
  Class C                                                               --            --            --            --            --
  Class D                                                           (5,481)      (20,129)           --            --            --
  Class I                                                               --            --            --            --            --
  Class S                                                             (906)          (49)         (513)       (1,673)           --
  Class Y                                                          (11,015)      (44,978)           --            --            --
Net realized gain on investments:
  Class S                                                               --            --            --            (1)           --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Total distributions                                                (21,550)      (86,551)         (520)       (1,972)       (1,951)
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Class A
  Proceeds from sales                                              545,980       658,287           805        23,950       107,525
  Reinvestment of distributions                                      4,506        22,313             7            11             9
  Payments for redemptions                                        (453,024)     (674,521)         (103)      (91,349)     (103,527)
  Shares issued in connection with the acquisition of the
   Firstar Fund assets                                                  --        13,438            --            --            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from Class A transactions         97,462        19,517           709       (67,388)        4,007
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Class B
  Proceeds from sales                                                   --            --            --            --            --
  Reinvestment of distributions                                         --            --            --            --            --
  Payments for redemptions                                              --            --            --            --            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from Class B transactions             --            --            --            --            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Class C
  Proceeds from sales                                                   --            --            --            --            --
  Reinvestment of distributions                                         --            --            --            --            --
  Payments for redemptions                                              --            --            --            --            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from Class C transactions             --            --            --            --            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Class D
  Proceeds from sales                                              505,331       867,740            --            --            --
  Reinvestment of distributions                                         37            90            --            --            --
  Payments for redemptions                                        (563,670)     (730,643)           --            --            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from Class D transactions        (58,302)      137,187            --            --            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Class I
  Proceeds from sales                                                   --            --            --            --            --
  Reinvestment of distributions                                         --            --            --            --            --
  Payments for redemptions                                              --            --            --            --            --
  Shares issued in connection with the acquisition of the
   Firstar Fund assets                                                  --            --            --            --            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from Class I transactions             --            --            --            --            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Class S (1)
  Proceeds from sales                                              147,836         1,867        83,999       226,211            --
  Reinvestment of distributions                                          1            --            --            --            --
  Payments for redemptions                                        (135,563)       (2,519)     (124,356)     (120,852)           --
  Shares issued in connection with the acquisition of the
   Firstar Fund assets                                                  --        96,688            --            --            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from Class S transactions         12,274        96,036       (40,357)      105,359            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Class Y
  Proceeds from sales                                            1,718,605     3,781,140             1            --            --
  Reinvestment of distributions                                      5,376        21,579            --            --            --
  Payments for redemptions                                      (1,569,717)   (3,698,357)           --            --            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Increase in net assets from Class Y transactions                   154,264       104,362             1            --            --
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets from capital share
 transactions                                                      205,698       357,102       (39,647)       37,971         4,007
-------------------------------------------------------------  -----------   -----------   -----------   -----------   -----------
Total increase (decrease) in net assets                            205,698       357,320       (39,647)       37,971         4,007
NET ASSETS AT BEGINNING OF PERIOD                                2,237,215     1,879,895       106,453        68,482        64,475
=============================================================  ===========   ===========   ===========   ===========   ===========
NET ASSETS AT END OF PERIOD                                    $ 2,442,913   $ 2,237,215   $    66,806   $   106,453   $    68,482
=============================================================  ===========   ===========   ===========   ===========   ===========
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME                                                        $       (28)  $       (28)  $        --   $        --   $        --
=============================================================  ===========   ===========   ===========   ===========   ===========

(1) On September 24, 2001 the Institutional Class of Ohio Tax Free Obligations Fund was redesignated as Class S.


The accompanying notes are an integral part of the financial statements.

(16     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                       PRIME                        TAX FREE                        TREASURY                        TREASURY
            OBLIGATIONS FUND                OBLIGATIONS FUND                OBLIGATIONS FUND                    RESERVE FUND
----------------------------    ----------------------------    ----------------------------    ----------------------------
     10/1/01         10/1/00         10/1/01        10/01/00         10/1/01         10/1/00         10/1/01         9/24/01
          to              to              to              to              to              to              to              to
     3/31/02         9/30/01         3/31/02         9/30/01         3/31/02         9/30/01         3/31/02         9/30/01
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 (unaudited)                     (unaudited)                     (unaudited)                     (unaudited)

$    168,808    $    618,695    $      7,120    $     21,707    $     76,649    $    286,224    $     17,467    $      1,165
           9             223              --              --              --              35              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     168,817         618,918           7,120          21,707          76,649         286,259          17,467           1,165
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (48,190)       (230,689)         (2,259)         (8,431)         (1,033)         (3,065)        (17,467)         (1,165)
         (35)           (215)             --              --              --              --              --              --
          (9)            (67)             --              --              --              --              --              --
      (7,397)        (31,819)           (137)           (989)        (33,884)       (168,618)             --              --
     (30,502)         (1,726)             --              --              --              --              --              --
         (94)             --          (1,670)           (128)        (14,493)           (995)             --              --
     (82,581)       (354,210)         (3,054)        (12,181)        (27,239)       (113,597)             --              --

          --              --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    (168,808)       (618,726)         (7,120)        (21,729)        (76,649)       (286,275)        (17,467)         (1,165)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   3,682,815       5,613,843         296,394         397,472         294,313         645,328       1,580,632       2,868,642
      50,923         238,399           2,390           8,835             592           2,422          16,639              --
  (3,813,885)     (5,019,921)       (301,469)       (378,330)       (236,613)       (546,011)     (1,757,180)       (108,163)

          --         337,677              --         183,503              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     (80,147)      1,169,998          (2,685)        211,480          58,292         101,739        (159,909)      2,760,479
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       1,766           8,152              --              --              --              --              --              --
          37             212              --              --              --              --              --              --
      (2,169)         (4,977)             --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
        (366)          3,387              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       1,712           8,702              --              --              --              --              --              --
          11              62              --              --              --              --              --              --
      (2,318)         (6,972)             --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
        (595)          1,792              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,768,682       4,186,915          54,339         136,294       4,420,827       9,266,054              --              --
         882           3,561               6              51             100             375              --              --
  (1,810,375)     (3,967,421)        (64,067)       (127,841)     (4,311,243)     (8,522,257)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     (40,811)        223,055          (9,722)          8,504         109,684         744,172              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,393,907          20,752              --              --              --              --              --              --
       1,385              --              --              --              --              --              --              --
  (3,928,454)       (145,895)             --              --              --              --              --              --

          --       3,057,408              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    (533,162)      2,932,265              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      44,091              --         319,927           8,504       1,745,638           9,606              --              --
          --              --               2              --              55               1              --              --
     (19,779)             --        (478,398)         (7,423)     (1,950,453)        (82,297)             --              --

          --              --              --         401,456              --       2,108,123              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
      24,312              --        (158,469)        402,537        (204,760)      2,035,433              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  14,484,351      92,138,774         674,955         782,521       7,918,924      18,100,715              --              --
      45,142         168,423              96             131           6,011          25,347              --              --
 (12,913,542)    (91,161,208)       (612,121)       (715,267)     (7,712,687)    (17,261,958)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   1,615,951       1,145,989          62,930          67,385         212,248         864,104              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     985,182       5,476,486        (107,946)        689,906         175,464       3,745,448        (159,909)      2,760,479
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     985,191       5,476,678        (107,946)        689,884         175,464       3,745,432        (159,909)      2,760,479
  17,041,987      11,565,309       1,376,336         686,452       9,094,144       5,348,712       2,760,479              --
============    ============    ============    ============    ============    ============    ============    ============
$ 18,027,178    $ 17,041,987    $  1,268,390    $  1,376,336    $  9,269,608    $  9,094,144    $  2,600,570    $  2,760,479
============    ============    ============    ============    ============    ============    ============    ============

$        163    $        163    $         (4)   $         (4)   $         (5)   $         (5)   $         --    $         --
============    ============    ============    ============    ============    ============    ============    ============


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     17)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                       NET ASSET                 DIVIDENDS   NET ASSET
                                           VALUE          NET     FROM NET       VALUE
                                       BEGINNING   INVESTMENT   INVESTMENT      END OF
                                       OF PERIOD       INCOME       INCOME      PERIOD
                                      ----------  -----------  -----------  ----------
GOVERNMENT OBLIGATIONS FUND
Class A
 2002* (unaudited)                     $  1.00     $  0.008     $ (0.008)     $  1.00
 2001                                     1.00        0.044       (0.044)        1.00
 2000                                     1.00        0.053       (0.053)        1.00
 1999                                     1.00        0.043       (0.043)        1.00
 1998 (2)                                 1.00        0.021       (0.021)        1.00
Class D
 2002* (unaudited)                     $  1.00     $  0.009     $ (0.009)     $  1.00
 2001                                     1.00        0.046       (0.046)        1.00
 2000                                     1.00        0.055       (0.055)        1.00
 1999                                     1.00        0.044       (0.044)        1.00
 1998                                     1.00        0.050       (0.050)        1.00
 1997                                     1.00        0.049       (0.049)        1.00
Class S
 2002* (unaudited)                     $  1.00     $  0.008     $ (0.008)     $  1.00
 2001 (1)                                 1.00        0.001       (0.001)        1.00
Class Y
 2002* (unaudited)                     $  1.00     $  0.009     $ (0.009)     $  1.00
 2001                                     1.00        0.047       (0.047)        1.00
 2000                                     1.00        0.056       (0.056)        1.00
 1999                                     1.00        0.046       (0.046)        1.00
 1998                                     1.00        0.052       (0.052)        1.00
 1997                                     1.00        0.051       (0.051)        1.00
----------------------------------     -------     --------     --------      -------
OHIO TAX FREE OBLIGATIONS FUND (A)
Class A
 2002* (unaudited)                     $  1.00     $  0.005     $ (0.005)     $  1.00
 2001 (4)                                 1.00        0.023       (0.023)        1.00
 2000 (5)                                 1.00        0.030       (0.030)        1.00
 1999                                     1.00        0.030       (0.030)        1.00
 1998 (6)                                 1.00        0.030       (0.030)        1.00
Class S
 2002* (unaudited)                     $  1.00     $  0.005     $ (0.005)     $  1.00
 2001 (7)                                 1.00        0.020       (0.020)        1.00
Class Y
 2002* (unaudited)                     $  1.00     $  0.005     $ (0.005)     $  1.00
 2001 (1)                                 1.00           --           --         1.00
----------------------------------     -------     --------     --------      -------

  * For the six months ended March 31, 2002. All ratios for the period have been annualized, except total return.
(A) The financial highlights for Ohio Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Firstar Ohio Tax-Exempt Money Market Fund Class A and Institutional Class. The assets of the Firstar Ohio Tax-Exempt Money Market Fund were acquired by Ohio Tax Free Obligations Fund on September 26, 2001. In connection with such acquisition,
    (i) Class A shares of the Firstar Fund were exchanged for Class A shares of the First American Fund; and (ii) Institutional Class shares of the Firstar Fund were exchanged for Class S shares of the First American Fund.
(1) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.
(2) Commenced operations on April 29, 1998. All ratios for the period have been annualized, except total return.
(3) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(4) For the period November 1, 2000 to September 30, 2001. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from October 31 to September 30, effective September 30, 2001.
(5) For the period December 1, 1999 to October 31, 2000. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from November 30 to October 31, effective October 31, 2000.
(6) Commenced operations December 2, 1997. All ratios for the period have been annualized, except total return.
(7) Commenced operations December 11, 2000. All ratios for the period have been annualized, except total return.


The accompanying notes are an integral part of the financial statements.

(18     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                             RATIO OF NET
                                                                  RATIO OF     INVESTMENT
                                               RATIO OF NET    EXPENSES TO      INCOME TO
                                   RATIO OF      INVESTMENT        AVERAGE        AVERAGE
                  NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS     NET ASSETS
       TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING     (EXCLUDING
  RETURN (3)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)
------------   -------------   ------------   -------------   ------------   ------------


      0.79%      $  587,626         0.75%           1.56%          0.81%          1.50%
      4.53          490,164         0.75            4.41           0.81           4.35
      5.43          470,587         0.76            5.29           0.82           5.23
      4.36          435,227         0.75            4.28           0.82           4.21
      2.10          325,024         0.70            4.93           0.76           4.87

      0.86%      $  551,013         0.60%           1.74%          0.66%          1.68%
      4.68          609,315         0.60            4.51           0.66           4.45
      5.59          472,078         0.60            5.47           0.66           5.41
      4.52          439,287         0.60            4.44           0.67           4.37
      5.15          384,143         0.60            5.03           0.67           4.96
      5.04          337,199         0.60            4.92           0.67           4.85

      0.79%      $  108,310         0.75%           1.58%          0.81%          1.52%
      0.05           96,036         0.70            2.66           0.80           2.56

      0.94%      $1,195,964         0.45%           1.86%          0.51%          1.80%
      4.84        1,041,700         0.45            4.75           0.51           4.69
      5.75          937,230         0.45            5.59           0.51           5.53
      4.67          938,897         0.45            4.57           0.52           4.50
      5.30        1,000,043         0.45            5.18           0.52           5.11
      5.20          946,196         0.45            5.07           0.52           5.00
      ----       ----------         ----            ----           ----           ----


      0.46%      $    1,804         0.75%           0.89%          0.89%          0.75%
      2.33            1,094         0.80            3.45           1.00           3.25
      3.29           68,482         0.77            3.22           0.97           3.02
      2.67           64,475         0.58            2.64           1.09           2.13
      2.85           57,614         0.69            2.81           1.29           2.21

      0.46%      $   65,001         0.75%           0.91%          0.89%          0.77%
      1.97          105,359         0.79            2.39           0.92           2.26

      0.53%      $        1         0.45%           1.14%          0.59%          1.00%
      0.02               --         0.00            0.00           0.00           0.00
      ----       ----------         ----            ----           ----           ----


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     19)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                          NET ASSET                   DIVIDENDS   NET ASSET
                              VALUE           NET      FROM NET       VALUE
                          BEGINNING    INVESTMENT    INVESTMENT      END OF
                          OF PERIOD        INCOME        INCOME      PERIOD
                         ----------   -----------   -----------  ----------
PRIME OBLIGATIONS FUND
Class A
 2002* (unaudited)         $  1.00      $  0.008      $ (0.008)    $  1.00
 2001                         1.00         0.045        (0.045)       1.00
 2000                         1.00         0.054        (0.054)       1.00
 1999                         1.00         0.044        (0.044)       1.00
 1998                         1.00         0.050        (0.050)       1.00
 1997                         1.00         0.049        (0.049)       1.00
Class B
 2002* (unaudited)         $  1.00      $  0.005      $ (0.005)    $  1.00
 2001                         1.00         0.038        (0.038)       1.00
 2000                         1.00         0.047        (0.047)       1.00
 1999                         1.00         0.038        (0.038)       1.00
 1998                         1.00         0.042        (0.042)       1.00
 1997                         1.00         0.042        (0.042)       1.00
Class C
 2002* (unaudited)         $  1.00      $  0.005      $ (0.005)    $  1.00
 2001                         1.00         0.038        (0.038)       1.00
 2000                         1.00         0.047        (0.047)       1.00
 1999 (1)                     1.00         0.024        (0.024)       1.00
Class D
 2002* (unaudited)         $  1.00      $  0.009      $ (0.009)    $  1.00
 2001                         1.00         0.047        (0.047)       1.00
 2000                         1.00         0.056        (0.056)       1.00
 1999                         1.00         0.046        (0.046)       1.00
 1998                         1.00         0.051        (0.051)       1.00
 1997                         1.00         0.050        (0.050)       1.00
Class I
 2002* (unaudited)         $  1.00      $  0.010      $ (0.010)    $  1.00
 2001 (2)                     1.00         0.001        (0.001)       1.00
Class S
 2002* (unaudited)         $  1.00      $  0.008      $ (0.008)    $  1.00
 2001 (2)                     1.00            --            --        1.00
Class Y
 2002* (unaudited)         $  1.00      $  0.010      $ (0.010)    $  1.00
 2001                         1.00         0.048        (0.048)       1.00
 2000                         1.00         0.057        (0.057)       1.00
 1999                         1.00         0.048        (0.048)       1.00
 1998                         1.00         0.053        (0.053)       1.00
 1997                         1.00         0.052        (0.052)       1.00
----------------------     -------      --------      --------     -------

  * For the six months ended March 31, 2002. All ratios for the period have been annualized, except total return.
(1) Commenced operations on February 1, 1999. All ratios for the period have been annualized, except total return.
(2) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return.
(3) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.


The accompanying notes are an integral part of the financial statements.

(20     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                               RATIO OF NET
                                                                  RATIO OF       INVESTMENT
                                               RATIO OF NET    EXPENSES TO        INCOME TO
                                   RATIO OF      INVESTMENT        AVERAGE          AVERAGE
                  NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS       NET ASSETS
       TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING       (EXCLUDING
  RETURN (3)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)         WAIVERS)
 -----------   -------------   ------------   -------------   ------------    -------------


      0.81%      $5,704,009         0.81%           1.62%          0.84%           1.59%
      4.61        5,784,153         0.83            4.46           0.85            4.44
      5.52        4,614,094         0.82            5.40           0.86            5.36
      4.51        4,170,881         0.80            4.42           0.87            4.35
      5.15        3,699,197         0.70            5.00           0.79            4.91
      5.06          218,261         0.70            4.95           0.77            4.88

      0.47%      $    7,028         1.48%           0.95%          1.51%           0.92%
      3.92            7,393         1.48            3.74           1.51            3.71
      4.85            4,009         1.47            4.72           1.51            4.68
      3.85            4,007         1.45            3.78           1.51            3.72
      4.37            2,397         1.45            4.29           1.53            4.21
      4.27            2,018         1.45            4.17           1.52            4.10

      0.47%      $    1,568         1.48%           0.97%          1.51%           0.94%
      3.90            2,163         1.49            3.66           1.51            3.64
      4.85              371         1.46            4.63           1.51            4.58
      2.47              341         1.45            3.75           1.51            3.69

      0.90%      $  698,061         0.63%           1.80%          0.66%           1.77%
      4.81          738,871         0.63            4.55           0.65            4.53
      5.74          515,806         0.62            5.62           0.66            5.58
      4.73          426,004         0.60            4.62           0.66            4.56
      5.26          233,675         0.60            5.13           0.68            5.05
      5.16          113,064         0.60            5.02           0.67            4.95

      1.02%      $2,399,102         0.40%           2.02%          0.43%           1.99%
      0.06        2,932,264         0.48            3.00           0.54            2.94

      0.82%      $   24,312         0.78%           1.49%          0.81%           1.46%
      0.04               --         0.00            0.00           0.00            0.00

      0.98%      $9,193,098         0.48%           1.94%          0.51%           1.91%
      4.96        7,577,143         0.48            4.78           0.50            4.76
      5.90        6,431,029         0.47            5.75           0.51            5.71
      4.89        6,228,207         0.45            4.78           0.51            4.72
      5.42        5,445,685         0.45            5.28           0.53            5.20
      5.32        3,615,873         0.45            5.19           0.52            5.12
      ----       ----------         ----            ----           ----            ----


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     21)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                 NET ASSET                   DIVIDENDS   NET ASSET
                                     VALUE           NET      FROM NET       VALUE
                                 BEGINNING    INVESTMENT    INVESTMENT      END OF
                                 OF PERIOD        INCOME        INCOME      PERIOD
                                ----------   -----------   -----------  ----------
TAX FREE OBLIGATIONS FUND (A)
Class A
 2002* (unaudited)                $  1.00      $  0.005      $ (0.005)    $  1.00
 2001                                1.00         0.027        (0.027)       1.00
 2000                                1.00         0.032        (0.032)       1.00
 1999                                1.00         0.025        (0.025)       1.00
 1998 (1)                            1.00         0.024        (0.024)       1.00
 1997 (2)                            1.00         0.010        (0.010)       1.00
 1997 (3)                            1.00         0.028        (0.027)       1.00
Class D
 2002* (unaudited)                $  1.00      $  0.005      $ (0.005)    $  1.00
 2001                                1.00         0.028        (0.028)       1.00
 2000                                1.00         0.034        (0.034)       1.00
 1999                                1.00         0.026        (0.026)       1.00
 1998 (1)                            1.00         0.025        (0.025)       1.00
 1997 (4)                            1.00         0.000        (0.000)       1.00
Class S
 2002* (unaudited)                $  1.00      $  0.005      $ (0.005)    $  1.00
 2001 (5)                            1.00            --            --        1.00
Class Y
 2002* (unaudited)                $  1.00      $  0.006      $ (0.006)    $  1.00
 2001                                1.00         0.029        (0.029)       1.00
 2000                                1.00         0.035        (0.035)       1.00
 1999                                1.00         0.028        (0.028)       1.00
 1998 (1)                            1.00         0.026        (0.026)       1.00
 1997 (2)                            1.00         0.011        (0.011)       1.00
 1997 (3)                            1.00         0.031        (0.031)       1.00
-----------------------------     -------      --------      --------     -------
TREASURY OBLIGATIONS FUND
Class A
 2002* (unaudited)                $  1.00      $  0.007      $ (0.007)    $  1.00
 2001                                1.00         0.043        (0.043)       1.00
 2000                                1.00         0.052        (0.052)       1.00
 1999                                1.00         0.042        (0.042)       1.00
 1998 (6)                            1.00         0.045        (0.045)       1.00
Class D
 2002* (unaudited)                $  1.00      $  0.008      $ (0.008)    $  1.00
 2001                                1.00         0.045        (0.045)       1.00
 2000                                1.00         0.052        (0.052)       1.00
 1999                                1.00         0.043        (0.043)       1.00
 1998                                1.00         0.050        (0.050)       1.00
 1997                                1.00         0.049        (0.049)       1.00
Class S
 2002* (unaudited)                $  1.00      $  0.007      $ (0.007)    $  1.00
 2001 (5)                            1.00         0.001        (0.001)       1.00
Class Y
 2002* (unaudited)                $  1.00      $  0.009      $ (0.009)    $  1.00
 2001                                1.00         0.046        (0.046)       1.00
 2000                                1.00         0.054        (0.054)       1.00
 1999                                1.00         0.045        (0.045)       1.00
 1998                                1.00         0.051        (0.051)       1.00
 1997                                1.00         0.050        (0.050)       1.00
-----------------------------     -------      --------      --------     -------
TREASURY RESERVE FUND (B)
Class A
 2002* (unaudited)                $  1.00      $  0.006      $ (0.006)    $  1.00
 2001 (9)                            1.00         0.039        (0.039)       1.00
 2000 (7)                            1.00         0.050        (0.050)       1.00
 1999                                1.00         0.040        (0.040)       1.00
 1998                                1.00         0.050        (0.050)       1.00
 1997                                1.00         0.050        (0.050)       1.00
-----------------------------     -------      --------      --------     -------

  * For the six months ended March 31, 2002. All ratios for the period have been annualized, except total return.
(A) The financial highlights for Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Qualivest Tax-Free Money Market Fund Class A and Class Y shares. The assets of the Qualivest Tax-Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, (i) Class A shares of the Qualivest Tax Free Money Market Fund were exchanged for Class A shares of Tax Free Obligations Fund; and (ii) Qualivest Class Y and Class Q shares were exchanged for Class Y shares of Tax Free Obligations Fund.
(B) The financial highlights for the Treasury Reserve Fund as set forth herein include the historical financial highlights of the Firstar U.S. Treasury Money Market Fund Class A shares. The assets of the Firstar Fund were acquired by the Treasury Reserve Fund on September 24, 2001. In connection with such acquisition, Class A shares of the Firstar U.S. Treasury Money Market Fund were exchanged for Class A shares of the Treasury Reserve Fund.
(1) For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from November 30 to September 30, effective September 30, 1998.
(2) For the period August 1, 1997 to September 30, 1997. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from July 31 to November 30, effective November 30, 1997.
(3) For the year ended July 31.
(4) Commenced operations November 26, 1997. All ratios for the period have been annualized, except total return.
(5) Commenced operations September 24, 2001. All ratios for the period have been annualized, except total return.
(6) Commenced operations on November 3, 1997. All ratios for the period have been annualized, except total return.
(7) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(8) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(9) For the period November 1, 2000 to September 30, 2001. All ratios for the period have been annualized, except total return. The Fund's fiscal year end changed from October 31 to September 30, effective September 30, 2001.


The accompanying notes are an integral part of the financial statements.

(22     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                              RATIO OF NET                                 RATIO OF NET
                                   RATIO OF     INVESTMENT      RATIO OF EXPENSES            INVESTMENT
                  NET ASSETS    EXPENSES TO      INCOME TO             TO AVERAGE             INCOME TO
       TOTAL          END OF        AVERAGE        AVERAGE             NET ASSETS    AVERAGE NET ASSETS
  RETURN (8)    PERIOD (000)     NET ASSETS     NET ASSETS    (EXCLUDING WAIVERS)   (EXCLUDING WAIVERS)
 -----------   -------------   ------------  -------------   --------------------  --------------------


      0.46%      $  494,946         0.75%          0.91%              0.81%                  0.85%
      2.72          497,631         0.74           2.63               0.80                   2.57
      3.28          286,449         0.75           3.23               0.81                   3.17
      2.51          268,626         0.74           2.47               0.82                   2.39
      2.45          247,154         0.70           2.84               0.83                   2.71
      0.96           28,662         0.89           2.83               1.23                   2.49
      2.76           31,668         0.88           2.73               1.23                   2.38

      0.53%      $   22,893         0.60%          1.11%              0.66%                  1.05%
      2.86           32,615         0.60           2.84               0.66                   2.78
      3.43           24,112         0.60           3.36               0.66                   3.30
      2.66           33,464         0.60           2.62               0.67                   2.55
      2.51           30,095         0.60           3.02               0.73                   2.89
      0.04                1         0.60           3.20               9.07                  (5.27)

      0.46%      $  244,345         0.75%          0.93%              0.81%                  0.87%
      0.02          402,813         0.70           1.67               0.76                   1.61

      0.61%      $  506,206         0.45%          1.20%              0.51%                  1.14%
      3.02          443,276         0.45           2.93               0.51                   2.87
      3.59          375,891         0.45           3.53               0.51                   3.47
      2.82          338,490         0.45           2.75               0.52                   2.68
      2.67          272,995         0.45           3.13               0.58                   3.00
      1.08           10,703         0.64           3.09               0.97                   2.76
      3.17            9,137         0.48           3.13               0.83                   2.78
      ----       ----------         ----           ----               ----                  -----


      0.75%      $  190,537         0.75%          1.47%              0.81%                  1.41%
      4.44          132,245         0.70           4.00               0.76                   3.94
      5.27           30,506         0.70           5.16               0.76                   5.10
      4.31           23,496         0.70           4.24               0.76                   4.18
      4.54          101,749         0.70           4.88               0.76                   4.82

      0.82%      $4,106,386         0.60%          1.64%              0.66%                  1.58%
      4.54        3,996,702         0.60           4.40               0.66                   4.34
      5.37        3,252,551         0.60           5.23               0.66                   5.17
      4.41        3,852,189         0.60           4.32               0.66                   4.26
      5.10        3,854,933         0.60           4.98               0.66                   4.92
      4.98        2,847,215         0.60           4.88               0.68                   4.80

      0.75%      $1,830,673         0.75%          1.50%              0.81%                  1.44%
      0.05        2,035,433         0.70           2.46               0.82                   2.34

      0.90%      $3,142,012         0.45%          1.78%              0.51%                  1.72%
      4.70        2,929,764         0.45           4.48               0.51                   4.42
      5.53        2,065,655         0.45           5.39               0.51                   5.33
      4.57        2,620,803         0.45           4.49               0.51                   4.43
      5.26        1,803,608         0.45           5.13               0.51                   5.07
      5.14          897,797         0.45           5.03               0.53                   4.95
      ----       ----------         ----           ----               ----                  -----


      0.64%      $2,600,570         0.94%          1.29%              1.00%                  1.23%
      3.97        2,760,479         0.94           3.92               0.95                   3.91
      5.04        2,284,168         0.99           4.98               1.09                   4.88
      4.02        1,049,641         0.92           3.98               1.08                   3.82
      4.69          542,430         0.88           4.58               1.08                   4.38
      4.85          469,400         0.73           4.73               0.93                   4.53
      ----       ----------         ----           ----               ----                  -----


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     23)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)


1 >  ORGANIZATION

     The First American Government Obligations Fund, Ohio Tax Free Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and Treasury Reserve Fund (collectively, the "Funds") are mutual funds offered by First American Funds, Inc. ("FAF"), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     FAF offers Class A, Class B, Class C, Class D, Class I, Class S, and Class Y shares. Class A shares are not subject to sales charges. Class B and Class C shares of the Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are subject to a contingent deferred sales charge for 18 months. Class D, Class I, Class S, and Class Y shares are offered only to qualifying institutional investors. Class B, Class C, and Class I shares are not offered by the Government Obligations Fund, Ohio Tax Free Obligations, Tax Free Obligations Fund, or Treasury Obligations Fund. Class D shares are not offered by the Ohio Tax Free Fund. The Treasury Reserve Fund offers a separate, distinct share class from the other Funds.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies, and strategies. All classes of shares in a Fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales. At September 30, 2001, the cost of securities for financial reporting and federal income taxes was the same.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     As of September 30, 2001, the funds last fiscal year end, the following funds had capital loss carryforwards (000):

     FUND                                       AMOUNT (000)     EXPIRATION DATE
     ---------------------------------------------------------------------------
     Government Obligations                              $12           2007-2008
     Tax Free Obligations                                 14           2002-2009
     Treasury Obligations                                 64                2008
     ---------------------------------------------------------------------------


(24     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

     REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

     Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counter party. If the counter party defaults and the value of the collateral declines or if the counter party enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, United States Government securities, or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Tax Free Obligations Fund prior to November 25, 1997, is that of the former Qualivest Tax Free Money Market Fund. The financial information presented for Ohio Tax Free Obligations Fund prior to September 26, 2001, is that of the Firstar Ohio Tax-Exempt Money Market Fund. The financial information presented for Treasury Reserve Fund prior to September 24, 2001, is that of the Firstar U.S. Treasury Money Market Fund, Class A. The historical financial information of the Qualivest Fund and the Firstar Funds was carried over to the newly formed FAF Funds.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc., formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor"), manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for the Funds is equal to an annual rate of 0.35% of the average daily net assets of each Fund. The Advisor contractually waived fees during the current fiscal period so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     ADMINISTRATION FEES - U.S. Bancorp Asset Management, Inc. ("USBAM"), and U.S. Bancorp Fund Services, LLC ("USBFS"), formerly known as Firstar Mutual Fund Services, LLC, (collectively the "Administrators") serve as co-Administrators pursuant to a Co-Administration Agreement between the Administrators and the Funds. The Administrators provide administration services to the Funds and serve as the Funds' Administrators. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank") and USBFS is a subsidiary of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators are compensated to provide or compensate other entities to provide services to the Funds. These services include: various legal oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds equal to each Fund's pro rata share of an amount equal to 0.15% on the first $8 billion of average net assets, 0.135% on the next $17 billion, 0.12% on the next $25 billion, and 0.10% on the remaining average net assets in the First American Family of Funds. For the six months ended March 31, 2002, administration fees paid


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     25)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)


     to USBAM and USBFS for the Funds included in this semi-annual report were as follows (000):

                                                            USBAM          USBFS
     ---------------------------------------------------------------------------
     Government Obligations Fund                           $  811         $  493
     Ohio Tax Free Obligations Fund                            60             23
     Prime Obligations Fund                                 5,811          3,667
     Tax Free Obligations Fund                                517            277
     Treasury Obligations Fund                              3,380          1,855
     Treasury Reserve Fund                                    870            542
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets, which is computed daily and paid monthly. The Custodian is also reimbursed for any out-of-pocket expenses incurred while providing services to the Funds.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, served as the distributor of the Funds for the six months ended March 31, 2002. Under the respective distribution plan, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, 1.00% of the Class C shares, 0.15% of the Class D shares, and 0.50% of the Treasury Reserve Fund, which may be used by Quasar to provide compensation for sales support and distribution activities.

     FAF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution or shareholder servicing fees are paid by Class Y or I shares. Under this agreement, Quasar paid the following amounts to affiliates of USBAM for the six months ended March 31, 2002 (000):

                                                 U.S. BANCORP
                                       USBAM    PIPER JAFFRAY    U.S. BANK TRUST
     ---------------------------------------------------------------------------
     Government Obligations Fund      $   56           $  567             $  634
     Ohio Tax Free Obligations Fund        2               --                141
     Prime Obligations Fund            1,550            5,284              1,197
     Tax Free Obligations Fund            43              395                464
     Treasury Obligations Fund           352               10              5,537
     Treasury Reserve Fund             5,744               --              1,033
     ---------------------------------------------------------------------------

     TRANSFER AGENT FEES - USBFS is the transfer agent and dividend disbursement agent of FAF pursuant to the Co-Administration Agreement. Transfer agent fees of $7,388,661 in aggregate were paid to the Administrators for the six months ended March 31, 2002, for the First American Family of Funds. Transfer agent fees paid to the Administrators for the Funds included in this report were as follows (000):

                                                                  ADMINISTRATORS
     ---------------------------------------------------------------------------
     Government Obligations Fund                                      $  133
     Ohio Tax Free Obligations Fund                                       30
     Prime Obligations Fund                                            2,504
     Tax Free Obligations Fund                                            90
     Treasury Obligations Fund                                            43
     Treasury Reserve Fund                                                14
     ---------------------------------------------------------------------------

     OTHER FEES - In addition to the advisory fees, custodian fees, distribution fees, fund accounting fees, and administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses.

     For the six months ended March 31, 2002, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

     SALES CHARGES - Class B shares are subject to a Contingent Deferred Sales Charge ("CDSC") imposed on redemptions made in Class B shares for the first six years, and automatically convert to Class A shares after eight years. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                CONTINGENT DEFERRED SALES CHARGE
                                                       AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                                AMOUNT SUBJECT TO CHARGE
     ---------------------------------------------------------------------------
     First                                                      5.00%
     Second                                                     5.00%
     Third                                                      4.00%
     Fourth                                                     3.00%
     Fifth                                                      2.00%
     Sixth                                                      1.00%
     Seventh                                                      --
     Eighth                                                       --
     ---------------------------------------------------------------------------

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 18 months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption -- whichever is less.


(26     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

4 >  SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, certain Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at March 31, 2002, the collateral held at March 31, 2002, with respect to such loans, and income generated during the six months ended March 31, 2002, from the program were as follows (000):

                                      MARKET VALUE OF            INCOME RECEIVED
     FUND                           LOANED SECURITIES    FROM SECURITIES LENDING
     ---------------------------------------------------------------------------
     Government Obligations Fund             $555,652                       $124


                                                         OTHER FIXED
                          REPURCHASE     MONEY MARKET         INCOME
     FUND                 AGREEMENTS      INSTRUMENTS     SECURITIES       TOTAL
     ---------------------------------------------------------------------------
     Government
      Obligations Fund     $567,267                $0             $0    $567,267
     ---------------------------------------------------------------------------

     Effective January 1, 2002, USBAM began serving as the securities lending agent for the Funds. Prior to that date, U.S. Bank served as the securities lending agent for the Funds. The securities lending agent acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, USBAM/U.S. Bank received $1,543,087 in aggregate securities lending fees for the six months ended March 31, 2002, for the First American Family of Funds. For the six months ended March 31, 2002, securities lending fees for the Funds included in this semiannual report were as follows (000):

     ---------------------------------------------------------------------------
     Government Obligations Fund                                             $69
     ---------------------------------------------------------------------------

5 >  CONCENTRATION OF CREDIT RISK

     The Tax Free Obligations Fund and Ohio Tax Free Obligations Fund invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At March 31, 2002, the percentage of portfolio investments by each revenue source was as follows (000):

                                                    TAX FREE       OHIO TAX FREE
                                            OBLIGATIONS FUND    OBLIGATIONS FUND
     ---------------------------------------------------------------------------
     Education                                          4%                 13%
     Insurance Bonds                                   22                  17
     Brokerage                                         --                   4
     Industrial Bonds                                   3                  --
     Domestic Bank                                     34                  35
     Foreign Bank                                       3                  --
     Utility Bonds                                      3                   7
     General Obligations                               21                  19
     U.S. Government                                    6                  --
     Investment Companies                               4                   5
     ---------------------------------------------------------------------------
                                                      100%                100%
     ---------------------------------------------------------------------------

     The credit ratings of long-term debt as a percentage of total market value of investments at March 31, 2002, were as follows:

     STANDARD & POOR'S/                         TAX FREE           OHIO TAX FREE
      MOODY'S RATINGS:                  OBLIGATIONS FUND        OBLIGATIONS FUND
     ---------------------------------------------------------------------------
     AAA/Aaa                                      41%                 32%
     AA/Aa                                        53                  51
     A/A                                           6                  12
     BBB/Baa                                      --                  --
     D                                            --                  --
     NR                                           --                   5
     ---------------------------------------------------------------------------
                                                 100%                100%
     ---------------------------------------------------------------------------

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their lowest rating.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     27)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)


6 >  FUND MERGERS

     On August 31, 2001, the Board of Directors and shareholders of FAF approved the agreement and plan of reorganization providing for the acquisition of Firstar Funds, Inc. On September 24, 2001 (September 26, 2001, for Ohio Tax Free Obligations Fund), certain portfolios of FAF, including newly formed shell portfolios (which were organized solely to acquire the assets and continue business of certain portfolios of the Firstar Funds) merged with certain portfolios of the Firstar Funds. The following table illustrates the specifics of the mergers (000):

                                                        ACQUIRED    SHARES ISSUED TO
                                                       FUNDS NET     SHAREHOLDERS OF   ACQUIRING FUND     COMBINED      TAX STATUS
ACQUIRED FUND             ACQUIRING FUND                  ASSETS       ACQUIRED FUND       NET ASSETS   NET ASSETS     OF TRANSFER
----------------------------------------------------------------------------------------------------------------------------------
Firstar Ohio Tax
Exempt Money Market       First American Ohio Tax
Fund: (1)                 Free Obligations Fund (2)   $  104,313                          $        --    $  104,313    Non-taxable
 Class A                   Class A                                             1,127
 Institutional Class       Class Y                                           103,186
Firstar U.S. Government   First American Government
Money Market Fund         Obligations Fund (1)           110,126(3)                         2,248,984     2,359,110    Non-taxable
 Class A                   Class A                                            13,447
 Institutional Class       Class S                                            96,764
Firstar Money Market      First American Prime
Fund                      Obligations Fund (1)           337,677                           14,563,124    17,958,209    Non-taxable
 Class A                   Class A                                           337,735
Firstar Institutional
Money Market Fund                                      3,057,408
 Institutional Class       Class I                                         3,057,431
Firstar Tax-Exempt        First American Tax Free
Money Market Fund         Obligations Fund (1)           584,959(3)                           790,483     1,375,442    Non-taxable
 Class A                   Class A                                           183,372
 Institutional Class       Class S                                           402,115
Firstar U.S. Treasury     First American Treasury
Money Market Fund         Obligations Fund (1)         2,108,123                            6,499,631     8,607,754        Taxable
 Institutional Class       Class S                                         2,108,127
Firstar U.S. Treasury     First American Treasury
Money Market Fund (1)     Reserve Fund (2)             2,814,105                                   --     2,814,105        Taxable
 Class A                   Class A                                         2,814,111
----------------------------------------------------------------------------------------------------------------------------------

(1) Accounting survivor
(2) Shell portfolio
(3) Includes capital loss carryovers of $8 and $18 for the Firstar Tax-Exempt Money Market Fund and Firstar U.S. Government Money Market Fund.

     On December 11, 2000, the Class A and Institutional Class shares of the Firstar Stellar Ohio Tax-Free Money Market Fund were merged into a Firstar Ohio Tax-Free Money Market Fund shell portfolio. The value of assets transferred at the time of the tax-free merger was $355 and $83,318 for Class A shares and Institutional Class shares, respectively.


(28     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

BOARD OF DIRECTORS FIRST AMERICAN FUNDS, INC.


          ROBERT DAYTON
          Director of First American Funds, Inc.
          Retired; former Chief Executive Officer of Okabena Company


          ANDREW DUFF
          Director of First American Funds, Inc.
          President and Chief Executive Officer of U.S. Bancorp Piper Jaffray


          ROGER GIBSON
          Director of First American Funds, Inc.
          Vice President of North America-Mountain Region for United Airlines


          ANDREW HUNTER III
          Director of First American Funds, Inc.
          Chairman of Hunter, Keith Industries, Inc.


          LEONARD KEDROWSKI
          Director of First American Funds, Inc.
          Owner and President of Executive Management Consulting, Inc.


          JOHN MURPHY JR.
          Director of First American Funds, Inc.
          Executive Vice President of U.S. Bancorp


          RICHARD RIEDERER
          Director of First American Funds, Inc.
          Retired; former President and Chief Executive Officer of Weirton Steel


          JOSEPH STRAUSS
          Director of First American Funds, Inc.
          Former Chairman of First American Funds, Inc.
          Owner and President of Strauss Management Company


          VIRGINIA STRINGER
          Chairperson of First American Funds, Inc.
          Owner and President of Strategic Management Resources, Inc.


          JAMES WADE
          Director of First American Funds, Inc.
          Owner and President of Jim Wade Homes

[LOGO] FIRST AMERICAN FUNDS(TM)


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For a prospectus or fund profile containing more information on First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the Web at firstamericanfunds.com.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402






--------------------------------------------------------------------------------

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In an attempt to reduce shareholder costs and help eliminate duplication, the
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2097-02  5/2002  MMSAR